As filed with the Securities and Exchange Commission on March 3, 1997
                                            Registration No. 33-13431
                                                             811-5113




             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
  Pre-Effective Amendment No.

  Post-Effective Amendment No.       12                              X
       and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                  Amendment No.      13                              X

              (Check appropriate box or boxes.)

                 LEXINGTON GLOBAL FUND, INC.
                 ---------------------------
     (Exact name of Registrant as specified in Charter)

                   Park 80 West Plaza Two
               Saddle Brook, New Jersey  07663
                ----------------------------
          (Address of principal executive offices)

       Registrant's Telephone Number:  (201) 845-7300

                   Lisa Curcio, Secretary
                 Lexington Global Fund, Inc.
   Park 80 West Plaza Two, Saddle Brook, New Jersey  07663
                 ---------------------------
           (Name and address of agent for service)

                       With a copy to:
                    Carl Frischling, Esq.
                Kramer, Levin,Kamin & Frankel
            919 Third Avenue, New York, NY 10022
                  ---------------------------
   It is proposed that this filing will become effective
 60 days after filing pursuant to Paragraph (a) of Rule 485.
                  ---------------------------
The Registrant has registered an indefinite number of shares under the Securities Act of 1933, pursuant to Section 24(f) of the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996 was filed on February 26, 1997.

                 LEXINGTON GLOBAL FUND, INC.
             REGISTRATION STATEMENT ON FORM N-1A
                    CROSS REFERENCE SHEET


                           PART A

Items in Part A                                              Prospectus
of Form N-1A          Prospectus Caption                     Page Number
---------------       ------------------                     -----------
  1.                  Cover Page                             Cover Page

  2.                  Synopsis                                    *

  3.                  Condensed Financial Information             9

  4.                  General Description of Registration         3

  5.                  Management of the Fund                     42

  6.                  Capital Stock and Other Securities         61

  7.                  Purchase of Securities Being Offered       51

  8.                  Redemption or Repurchase                   54

  9.                  Legal Proceedings                           *


Note * Omitted since answer is negative or inapplicable

                 LEXINGTON GLOBAL FUND, INC.

            STATEMENT OF ADDITIONAL                 STATEMENT OF ADDITIONAL
PART B      INFORMATION CAPTION                     INFORMATION PAGE NUMBER
------      -----------------------                 -----------------------
 10.         Cover Page                                    Cover Page

 11.         Table of Contents                             Cover Page

 12.         General Information and History               61 (Part A)

 13.         Investment Objectives and Policies               2

 14.         Management of the Registrant                     4

 15.         Control Persons and Principal Holders            7
             of Securities

 16.        Investment Advisory and Other Services            7

 17.        Brokerage Allocation and Other Practices          8

 18.        Capital Stock and Other Securities             61 (Part A)

 19.        Purchase, Redemption and Pricing of            51, 54 (Part A)
            securities being offered

 20.        Tax Status                                       10

 21.        Underwriters                                   7  (Part A)

 22.        Calculation of Yield Quotations on Money          *
            Market Funds

 23.        Financial Statements                              16


PART C
------
       Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

* Not Applicable

                               THE LEXINGTON FUNDS
                                  P.O. Box 1515
                             Park 80 West, Plaza Two
                         Saddle Brook, New Jersey 07663

                      Shareholder Services--1-800-526-0056
                                            1-201-845-7300
  Institutional/Financial Adviser Services--1-800-367-9160
               24 Hour Account Information--1-800-526-0052

PROSPECTUS

___________, 1997

     The following twelve mutual funds (each a "Fund," and collectively the "Funds") are offered in this Prospectus:

   Fund Name                                                   Nasdaq Symbol
   Lexington Convertible Securities Fund                       CNCVX
   Lexington Crosby Small Cap Asia Growth Fund, Inc.           LXCAX
   Lexington Global Fund, Inc.                                 LXGLX
   Lexington GNMA Income Fund, Inc.                            LEXNX
   Lexington Goldfund, Inc.                                    LEXMX
   Lexington Growth and Income Fund, Inc.                      LEXRX
   Lexington International Fund, Inc.                          LEXIX
   Lexington Money Market Trust                                LMMXX
   Lexington Ramirez Global Income Fund                        LEBDX
   Lexington SmallCap Value Fund, Inc.                         LESVX
   Lexington Troika Dialog Russia Fund, Inc.                   LETRX
   Lexington Worldwide Emerging Markets Fund, Inc.             LEXGX

     Each Fund's shares offered in this Prospectus are sold at net asset value with no sales load, no commissions and (except for certain redemptions of the Lexington Troika Dialog Russia Fund) no redemption or exchange fees. The minimum initial investment in each Fund is $1000 ($5,000 for the Lexington Troika Dialog Russia Fund), and subsequent investments must be at least $50. See "How to Invest in the Funds."

     Each Fund is an open-end management investment company and managed by Lexington Management Corporation (the "Manager"), an affiliate of Lexington Funds Distributor (the "Distributor"). Each Fund has its own investment objective and policies designed to meet different investment goals. The Lexington Convertible Securities and Lexington Ramirez Global Income Funds may invest without limitation in lower rated debt securities commonly referred to as "junk bonds." Investments of this type are subject to greater risk of loss of principal and interest. As with all mutual funds, there is no guarantee a Fund will achieve its objective.

     Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated __________,1997, has been filed with the Securities and Exchange Commission, is incorporated to this Prospectus by reference and is available without charge by calling the appropriate telephone number above or writing to the address listed above. Information about the Lexington Funds is available on the internet at http:\\www.sec.gov.

     AN INVESTMENT IN THE FUNDS IN NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE LEXINGTON MONEY MARKET TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF (OR ENDORSED OR GUARANTEED BY) ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTING IN MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL, AND THEIR VALUE AND RETURN WILL FLUCTUATE.

                                TABLE OF CONTENTS

The Lexington Funds .............................................  3
Fees and Expenses of the Funds ..................................  5
Financial Highlights ............................................  8
The Funds' Investment Objectives
  and Policies .................................................. 20
Other Investment Practices ...................................... 33
Risk Considerations ............................................. 36
Management of the Funds ......................................... 42
How to Contact the Funds ........................................ 51
How to Invest in the Funds ...................................... 51
How to Redeem an Investment
  in the Funds .................................................. 54
Exchange Privileges and
  Restrictions .................................................. 56
How Net Asset Value is Determined
Dividends and Distributions ..................................... 57
Taxation ........................................................ 59
General Information ............................................. 61
Backup Withholding .............................................. 63
Glossary ........................................................ 64

THE LEXINGTON FUNDS

     The Funds' investment objectives are summarized below. See "The Funds' Investment Objectives and Policies" beginning on page __, "Portfolio Securities" beginning on page __, "Other Investment Practices" beginning on page ___ and "Risk Considerations" beginning on page __ for more detailed information.

International Funds

Lexington Crosby Small Cap Asia Growth Fund, Inc.

     The Lexington Crosby Small Cap Asia Growth Fund's investment objective is to seek long-term capital appreciation through investment in common stocks and equivalents of companies domiciled in the Asia Region with a market capitalization of less than $1 billion.

Lexington Global Fund, Inc.

     The Lexington Global Fund's investment objective is to seek long-term growth of capital primarily through investment in common stocks of companies domiciled in foreign countries and the United States.

Lexington International Fund, Inc.

     The  Lexington   International  Fund's  investment  objective  is  to  seek long-term growth of capital through investment in common stocks and equivalents of companies domiciled in foreign countries.

Lexington Ramirez Global Income Fund

     The Lexington Ramirez Global Income Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The Lexington Ramirez Global Income Fund invests in a combination of foreign and domestic high-yield, lower rated debt securities, commonly known as "junk bonds."

Lexington Troika Dialog Russia Fund, Inc.

     The Lexington Troika Dialog Russian Fund's investment objective is to seek long-term capital appreciation through investment primarily in the equity securities of Russian companies.

Lexington Worldwide Emerging Markets Fund, Inc.

     The Lexington Worldwide Emerging Markets Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in emerging countries and emerging markets.

Domestic Equity Funds

Lexington Convertible Securities Fund

     The Lexington Convertible Securities Fund's investment objective is total return which it seeks to achieve by providing capital appreciation, current income and conservation of the shareholders capital.

Lexington Growth and Income Fund, Inc.

     The Lexington Growth and Income Fund's principal investment objective is long term appreciation of capital. Income is a secondary objective.

Lexington SmallCap Value Fund, Inc.

     The Lexington SmallCap Value Fund's principal investment objective is long term capital appreciation. The Lexington SmallCap Value Fund will seek to obtain its objective through investment in common stocks and equivalents of companies domiciled in the United States with a market capitalization of less than $1 billion.

Precious Metals Funds

Lexington Goldfund, Inc.

     The Lexington Goldfund's investment objective is to attain capital appreciation and such hedge against loss of buying power as may be obtained through investment in gold securities of companies engaged in mining or processing gold throughout the world.

Domestic Fixed-Income Funds

Lexington GNMA Income Fund, Inc.

     The Lexington GNMA Income Fund's investment objective is to seek a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA Certificates that are guaranteed as to the timely payment of principal and interest by the United States Government.

Money Market Funds

Lexington Money Market Trust

     The Lexington Money Market Trust's investment objective is to seek as high a level of current income from short-term investments as is consistent with the preservation of capital and liquidity. The Lexington Money Market Trust seeks to maintain a stable net asset value of $1 per share.

Fees and Expenses of the Funds

Shareholder Transaction Expenses

     An investor would pay the following charges when buying or redeeming shares of a Fund:

--------------------------------------------------------------------------------
                        Maximum
      Maximum            Sales
       Sales         Load Imposed    Deferred Sales   Redemption
   Load Imposed      on Reinvested        Load           Fees+     Exchange Fees
   on Purchases        Dividends
--------------------------------------------------------------------------------
       None              None             None           None           None
--------------------------------------------------------------------------------

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. LEXINGTON TROIKA DIALOG RUSSIA FUND ONLY: You will pay a redemption fee of 2% for shares you redeem within 365 days after you have purchased them. See "How to Redeem an Investment in the Funds."

Annual Fund Operating Expenses (as a percentage of average net assets):

                                                                                                                 Total Fund
                                                              Management         Rule 12b-1        Other          Operating
                                                                 Fees               Fees           Fees           Expenses
---------------------------------------------------------------------------------------------------------------------------
   International Funds
   Lexington Crosby SmallCap Asia Growth Fund                    1.25                              1.17             2.42*
   Lexington Global Fund                                         1.00                              0.90             1.90
   Lexington International Fund                                  1.00               0.25           1.20             2.45
   Lexington Ramirez Global Income Fund                          1.00               0.25           0.25             1.50*
   Lexington Troika Dialog Russia Fund                           1.25               0.25           1.50             2.65*
   Lexington Worldwide Emerging Markets Fund                     1.00                              0.76             1.76
---------------------------------------------------------------------------------------------------------------------------
   Domestic Equity Funds
   Lexington Convertible Securities Fund                         1.00               0.25           1.14             2.39
   Lexington Growth and Income Fund                              0.68               0.25           0.20             1.13
   Lexington SmallCap Value Fund                                 1.00               0.25           1.23             2.48*
---------------------------------------------------------------------------------------------------------------------------
   Precious Metals Funds
   Lexington Goldfund                                            0.84               0.25           0.51             1.60
---------------------------------------------------------------------------------------------------------------------------
   Domestic Fixed-Income Funds
   Lexington GNMA Income Fund                                    0.60                              0.45             1.05
---------------------------------------------------------------------------------------------------------------------------
   Money Market Funds
   Lexington Money Market Trust                                  0.50                              0.50             1.00*

* Net of reimbursement

     This table is intended to assist the investor in understanding the various expenses of each Fund. Operating expenses are paid out of a Fund's assets and are factored into the Fund's share price. Each Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year.

Example of Expenses for the Funds

     Assuming, hypothetically, that each fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a fund's shares would have paid the following total expenses upon redeeming such shares:

                                                                           1 Year       3 Years       5 Years      10 Years
---------------------------------------------------------------------------------------------------------------------------
 Lexington Crosby SmallCap Asia Growth Fund                                 24.51        75.45        129.05         275.63
 Lexington Global Fund                                                      19.29        59.70        102.64         222.21
 Lexington International Fund                                               24.81        76.35        130.55         278.62
 Lexington Ramirez Global Income Fund                                       15.26        47.41         81.84         179.05
 Lexington Troika Dialog Russia Fund                                        54.11       103.01        174.55         363.98
 Lexington Worldwide Emerging Markets Fund                                  17.89        55.41         95.41         207.31
 Lexington Convertible Securities Fund                                      24.21        74.55        127.55         272.63
 Lexington Growth and Income Fund                                           11.52        35.91         62.23         137.46
 Lexington SmallCap Value Fund                                              25.11        77.25        132.05         281.60
 Lexington Goldfund                                                         16.27        50.49         87.08         190.01
 Lexington GNMA Income Fund                                                 10.71        33.41         57.94         128.26
 Lexington Money Market Trust                                               10.20        31.84         55.25         122.46

     This example is to show the effect of expenses. This example does not represent past or future expenses or returns; actual expenses and returns may vary.

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios

     The following financial information for the periods ended December 31, 1991, through December 31, 1996, was audited by KPMG Peat Marwick LLP, whose report, dated December 31, 1996, appears in the 1996 Annual Reports of the Funds.

                                        Lexington Crosby Small Cap Asia Growth Fund
                                                                                       1996                  1995
                                                                                       ----                   ----
Net asset value, beginning of period                                             $     9.76             $    10.00
Income (loss) from investment operations:
 Net investment income (loss)                                                         (0.05)                  0.02
 Net realized and unrealized gain (loss) on investments                                2.54                  (0.24)
----------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                                         2.49                  (0.22)
----------------------------------------------------------------------------------------------------------------------
Less distributions:
 Distributions from net realized capital gains                                        (0.01)                 (0.02)
 Distributions in excess of net investment income                                     (0.01)                    --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $    12.24             $     9.76
----------------------------------------------------------------------------------------------------------------------
Total return                                                                          25.50%                 (4.39)%*
----------------------------------------------------------------------------------------------------------------------
Ratios to average net asset of:
 Expenses, before reimbursement or waiver                                              2.64%                  3.51%
----------------------------------------------------------------------------------------------------------------------
 Expenses, net of reimbursement or waiver                                              2.42%                  1.75%
----------------------------------------------------------------------------------------------------------------------
 Net investment loss, before reimbursement or waiver                                  (0.86)%                (1.24)%
----------------------------------------------------------------------------------------------------------------------
 Net investment loss                                                                  (0.64)%                 0.52%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                   176.49%                 40.22%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                        $   23,796             $    8,936
----------------------------------------------------------------------------------------------------------------------

*Annualized

The average commission paid on equity security transactions for the period ended December 31, 1996 is less than $0.005 per share of securities purchased and sold. In accordance with recent SEC disclosure guidelines, average commissions were calculated for the current period and not for prior periods.

FINANCIAL HIGHLIGHTS          Lexington Global Fund

                                                      1996         1995         1994         1993         1992
                                                      ----         ----         ----         ----         ----
Net asset value, beginning of period             $    11.32   $    11.17   $    13.51   $    11.09   $    11.57
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income                                 0.01         0.09         0.02         0.06         0.06
 Net realized and unrealized gain (loss)
  on investments                                       1.84         1.10         0.23         3.47        (0.47)
----------------------------------------------------------------------------------------------------------------
Total income (loss)
 from investment operations                            1.85         1.19         0.25         3.53        (0.41)
----------------------------------------------------------------------------------------------------------------

Less distributions:
 Dividends from net investment income                 (0.16)       (0.29)          --        (0.06)       (0.07)
 Distributions in excess of net investments
  income (temporary book-tax difference)                 --           --        (0.13)          --           --
----------------------------------------------------------------------------------------------------------------
 Distributions from net realized capital gains        (1.73)       (0.62)       (2.46)       (1.05)
 Distributions in excess of net realized capital
  gains (temporary book-tax difference)                  --           --        (0.13)          --           --
----------------------------------------------------------------------------------------------------------------
Total distributions                                   (1.89)       (1.04)       (2.59)       (1.11)       (0.07)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    11.28   $    11.32   $    11.17   $    13.51   $    11.09
----------------------------------------------------------------------------------------------------------------
Total return                                          16.43%       10.69%        1.84%       31.88%       (3.55%)
----------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
----------------------------------------------------------------------------------------------------------------
 Expenses                                              1.90%        1.67%        1.61%        1.49%        1.52%
----------------------------------------------------------------------------------------------------------------
 Net investment income                                 0.11%        0.48%        0.14%        0.52%        0.55%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   128.05%      166.35%       83.40%       84.61%       81.38%
----------------------------------------------------------------------------------------------------------------
Average commission paid on
equity security transactions**                   $     0.03           --           --           --           --
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $   37,223   $   53,614   $   67,392   $   87,313   $   50,298
----------------------------------------------------------------------------------------------------------------

                                                       1991         1990         1989         1988         1987
                                                       ----         ----         ----         ----         ----
Net asset value, beginning of period             $    10.26   $    12.83   $    10.89   $     9.89   $     9.50
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income                                 0.09         0.11         0.01         0.02         0.01
 Net realized and unrealized gain (loss)
  on investments                                       1.50        (2.25)        2.72         1.56         0.38
Total income (loss)
 from investment operations                            1.59        (2.14)        2.73         1.58         0.39
----------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income                 (0.08)       (0.11)       (0.02)       (0.02)          --
 Distributions in excess of net investments
  income (temporary book-tax difference)                 --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
 Distributions from net realized capital gains        (0.20)       (0.32)       (0.77)       (0.56)          --
 Distributions in excess of net realized capital
  gains (temporary book-tax difference)                  --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
Total distributions                                   (0.28)       (0.43)       (0.79)       (0.58)          --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    11.57   $    10.26   $    12.83   $    10.89   $     9.89
----------------------------------------------------------------------------------------------------------------
Total return                                          15.55%      (16.75%)      25.10%       15.99%        5.47%*
----------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
----------------------------------------------------------------------------------------------------------------
 Expenses                                              1.57%        1.59%        1.64%        1.80%        1.20%*
----------------------------------------------------------------------------------------------------------------
 Net investment income                                 0.79%        0.99%        0.13%        0.12%        0.19%*
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    75.71%       81.88%      113.58%       96.90%       95.66%*
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $   53,886   $   50,501   $   57,008   $   38,150   $   31,250
----------------------------------------------------------------------------------------------------------------

*    Annualized

**   In accordance  with recent  SEC disclosure guidelines,  average commissions are calculated for the current period and not for prior periods.

FINANCIAL HIGHLIGHTS      Lexington International Fund

                                                                                      1996                1995                1994
                                                                                ----------          ----------          ----------
Net asset value, beginning of period                                            $    10.60          $    10.37          $    10.00
Income (loss) from investment operations:
   Net investment loss                                                                (.02)               (.01)               (.08)
   Net realized and unrealized gain on investments                                    1.45                 .61                 .67
------------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                                               1.43                 .60                 .59
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Distributions from net investment income                                           (.20)                 --                  --
   Dividends in excess of net investment income
     (temporary book-tax difference)                                                    --                (.35)                 --
   Distributions from net realized capital gains                                      (.97)               (.02)               (.10)
   Distributions in excess of net realized capital
     gains (temporary book-tax difference)                                              --                  --                (.12)
                                                                                     -----                -----               -----
   Total distributions                                                               (1.17)               (.37)               (.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $    10.86          $    10.60          $    10.37
------------------------------------------------------------------------------------------------------------------------------------
Total return                                                                         13.57%               5.77%               5.87%
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
   Expenses                                                                           2.45%               2.46%               2.39%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                                               (0.39%)              (.12%)              (.94%)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                  113.55%             137.72%             100.10%
------------------------------------------------------------------------------------------------------------------------------------
Average commission paid on
equity security transactions*                                                   $     0.03              ------              ------
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                       $   18,891          $   17,855          $   17,843
------------------------------------------------------------------------------------------------------------------------------------

* In accordance with recent SEC disclosure guidelines, the average commissions are calculated for the current period, but not for prior periods.

FINANCIAL HIGHLIGHTS  Lexington Ramirez Global Income Fund

                                                  1996         1995         1994        1993           1992
                                                  ----         ----         ----        ----           ----
Net asset value, beginning of period        $    10.75   $     9.80   $    10.95   $    10.39   $    10.35
Income (loss) from investment operations:
   Net investment income                          1.01         0.96         0.46         0.53         0.61
   Net realized and unrealized gain (loss)
     on investments                               0.36         0.95        (1.16)       (0.58)       (0.04)
-----------------------------------------------------------------------------------------------------------
Total income (loss)
   from investment operations                     1.37         1.91        (0.70)        1.11         0.65
-----------------------------------------------------------------------------------------------------------
Less distributions:
   Distributions from net investment income      (0.86)       (0.96)       (0.45)       (0.55)       (0.61)
   Distributions from net realized gains         (0.04)         --           --           --           --
                                                  ----         ----         ----         ----         ----
Total Distributions                              (0.90)       (0.96)       (0.45)       (0.55)       (0.61)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    11.22   $    10.75   $     9.80   $    10.95   $    10.39
-----------------------------------------------------------------------------------------------------------
Total return                                     13.33%       20.10%       (6.52%)      10.90%        6.51%
-----------------------------------------------------------------------------------------------------------
Ratio to average net assets:
-----------------------------------------------------------------------------------------------------------
   Expenses, before reimbursement or waiver       2.33%        3.07%        1.80%        1.44%        1.54%
-----------------------------------------------------------------------------------------------------------
   Expenses, net of reimbursement or waiver       1.50%        2.75%        1.50%        1.44%        1.50%
-----------------------------------------------------------------------------------------------------------
   Net investment income, before
   reimbursement or waiver                        9.49%        9.48%        4.18%        4.83%        5.88%
-----------------------------------------------------------------------------------------------------------
   Net investment income                         10.32%        9.80%        4.48%        4.83%        5.92%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                               71.83%      164.72%       10.20%       31.06%       31.24%
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)   $   29,110   $   12,255   $   10,351   $   14,576   $   13,085
-----------------------------------------------------------------------------------------------------------




                                                  1991        1990          1989        1988             1987
                                                  ----        ----          ----        ----             ----
Net asset value, beginning of period        $    10.05   $    10.12   $    10.03   $     9.67        $    10.55
Income (loss) from investment operations:
   Net investment income                          0.67         0.73         0.63         0.63              0.78
   Net realized and unrealized gain (loss)
     on investments                               0.30        (0.09)        0.09         0.36             (0.86)
----------------------------------------------------------------------------------------------------------------
Total income (loss)
   from investment operations                     0.97         0.64         0.72         0.99             (0.08)
----------------------------------------------------------------------------------------------------------------

Less distributions:
   Distributions from net investment income     (0.67)       (0.71)       (0.63)       (0.63)            (0.80)
   Distributions from net realized gains          --           --           --           --                --
                                                 ----         ----         ----         ----              ----
                                                (0.67)       (0.71)       (0.63)       (0.63)            (0.80)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    10.35   $    10.05   $    10.12   $    10.03        $     9.67
----------------------------------------------------------------------------------------------------------------
Total return                                     10.03%        6.62%        7.40%       10.54%            (0.21%)
----------------------------------------------------------------------------------------------------------------

Ratio to average net assets:
----------------------------------------------------------------------------------------------------------------
   Expenses, before reimbursement or waiver       1.65%        1.61%        1.72%        1.50%             1.97%
----------------------------------------------------------------------------------------------------------------
   Expenses, net of reimbursement or waiver       1.12%        1.08%        1.20%        1.33%               --
----------------------------------------------------------------------------------------------------------------
   Net investment income, before
   reimbursement or waiver                        6.11%        6.67%        5.70%        6.16%             5.98%
----------------------------------------------------------------------------------------------------------------
   Net investment income                          6.64%        7.20%        6.22%        6.33%             7.95%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                               29.45%       44.50%       46.60%       67.11%            66.77%
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)   $   12,252   $   10,707   $   12,739   $   13,139        $   11,049
----------------------------------------------------------------------------------------------------------------

*    Annualized

FINANCIAL HIGHLIGHTS   Lexington Troika Dialog Russia Fund

                                                                                                                              1996
                                                                                                                        ----------
Net asset value, beginning of period                                                                                    $    12.12
------------------------------------------------------------------------------------------------------------------------------------
   Income (loss) from investment operations:
   Net investment income (loss)                                                                                              (0.05)
   Net realized and unrealized gain (loss) on investments                                                                    (0.51)
                                                                                                                             ------
Total income (loss) from investment operations                                                                               (0.56)
------------------------------------------------------------------------------------------------------------------------------------

   Less distributions:
   Distributions from net investment income
   Distributions from net realized capital gains                                                                             (0.32)
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                                                                       (0.32)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                          $    11.24
------------------------------------------------------------------------------------------------------------------------------------
Total return                                                                                                                (9.01)%*
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average net asset of:
------------------------------------------------------------------------------------------------------------------------------------
   Expenses, before reimbursement or waivers                                                                                  5.07%
------------------------------------------------------------------------------------------------------------------------------------
   Expenses, net of reimbursement or waivers                                                                                  2.65%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income, before reimbursement or waivers                                                                    (3.69)%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                                                     (1.26%)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                                          115.55%*
------------------------------------------------------------------------------------------------------------------------------------
Average commissions paid
on equity security transactions                                                                                                --***
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                                                               $   13,846
------------------------------------------------------------------------------------------------------------------------------------

*    Annualized

** The Fund's commencement of operations was June 3, 1996 with the investment of its initial capital. The Fund's registration statement with the Securities and Exchange Commission became effective on July 3, 1996. Financial results prior to the effective date of the Fund's registration statement are not presented in this Financial Highlights Table.

*** The average commission paid on equity security transactions for the period ended December 31, 1996 is less than $0.005 per share of securities purchased and sold.

FINANCIAL HIGHLIGHTS     Lexington Worldwide Emerging Markets Fund

                                                      1996          1995          1994          1993          1992
                                               -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period           $     10.70   $     11.47   $     13.96   $      8.66   $      9.03
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------------------------------
 Net investment income                                  --          0.08         (0.01)         0.05          0.07
------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
------------------------------------------------------------------------------------------------------------------
  on investments                                      0.79         (0.76)        (1.92)         5.43          0.27
------------------------------------------------------------------------------------------------------------------
Total income (loss)
------------------------------------------------------------------------------------------------------------------
 from investment operations                           0.79         (0.68)        (1.93)         5.48          0.34
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                   --         (0.08)           --         (0.01)        (0.11)
------------------------------------------------------------------------------------------------------------------
 Distributions in excess of net investment
------------------------------------------------------------------------------------------------------------------
  income (temporary book-tax difference)                --         (0.01)           --            --            --
------------------------------------------------------------------------------------------------------------------
 Distributions from capital gains                       --            --         (0.47)        (0.17)        (0.60)
------------------------------------------------------------------------------------------------------------------
 Distributions in excess of capital gains
------------------------------------------------------------------------------------------------------------------
  (temporary book-tax difference)                       --            --         (0.09)           --            --
------------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (0.09)        (0.56)        (0.18)        (0.71)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $     11.49   $     10.70   $     11.47   $     13.96   $      8.66
------------------------------------------------------------------------------------------------------------------
Total return                                          7.38%        (5.93%)      (13.81%)       63.37%         3.77%
------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Expenses                                             1.76%         1.88%         1.65%         1.64%         1.89%
------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                       (0.01)%         0.70%        (0.06)%        0.21%         0.75%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   86.26%        92.85%        75.56%        38.35%        91.27%
------------------------------------------------------------------------------------------------------------------
Average commission paid
equity security transactions*                          --            --            --            --            --
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)      $   254,673   $   265,544   $   288,581   $   230,473   $    30,021
------------------------------------------------------------------------------------------------------------------

                                                      1991          1990          1989          1988          1987          1986
                                               -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period           $      8.56   $     10.79   $      8.72   $      8.01   $     11.80   $      9.96
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                0.09          0.25          0.13          0.12          0.14          0.16
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
---------------------------------------------------------------------------------------------------------------------------------
  on investments                                      1.97        (1.891)         2.32          0.71          0.12          1.88
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss)
---------------------------------------------------------------------------------------------------------------------------------
 from investment operations                           2.06         (1.56)         2.45          0.83          0.26          2.04
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                (0.11)        (0.24)        (0.21)        (0.12)        (0.38)        (0.20)
---------------------------------------------------------------------------------------------------------------------------------
 Distributions in excess of net investment
---------------------------------------------------------------------------------------------------------------------------------
  income (temporary book-tax difference)                --            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from capital gains                    (1.48)         0.43)        (0.17)           --         (3.67)           --
---------------------------------------------------------------------------------------------------------------------------------
 Distributions in excess of capital gains
---------------------------------------------------------------------------------------------------------------------------------
  (temporary book-tax difference)                       --            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (1.59)        (0.67)        (0.38)        (0.12)        (4.05)        (0.20)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $      9.03   $      8.56   $     10.79   $      8.72   $      8.01   $     11.80
---------------------------------------------------------------------------------------------------------------------------------
Total return                                         24.19%       (14.44%)       28.11%        10.36%         0.35%        20.73%
---------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Expenses                                             1.97%         1.42%         1.36%         1.33%         1.34%         1.32%
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                         0.79%         2.52%         1.18%         1.27%         1.26%         1.24%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  112.03%        52.48%        59.07%        47.63%        83.21%        54.20%
---------------------------------------------------------------------------------------------------------------------------------
Average commission paid
on equity security transactions*                       --            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)      $    25,060   $    22,192   $    29,126   $    26,389   $    25,579   $    29,862
---------------------------------------------------------------------------------------------------------------------------------

* The average commission paid on equity security transactions for the year ended December 31, 1996 is less than $0.005 per share of securities purchased and sold. In accordance with recent SEC disclosure guidelines, average commissions are calculated for the current period and not for prior periods.

FINANCIAL HIGHLIGHTS     Lexington Convertible Securities Fund

                                                       1996         1995         1994         1993
                                                 ----------   ----------   ----------   ----------
Net asset value, beginning of period             $    13.66   $    11.84   $    14.10   $    13.80
---------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                        0.11         0.15         0.08           --
   Net realized and unrealized gain (loss)
     on investments                                    0.55         2.04         0.10         0.89
---------------------------------------------------------------------------------------------------
Total income (loss) from operations                    0.66         2.19         0.18         0.89
---------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income               (0.11)       (0.15)       (0.07)          --
   Dividends from net realized capital gains          (0.55)       (0.22)       (2.32)       (0.59)
   Distribution in excess of capital gains
     (temporary book-tax difference)                     --           --        (0.05)          --
---------------------------------------------------------------------------------------------------
Total distributions                                   (0.66)       (0.37)       (2.44)       (0.59)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    13.66   $    13.66   $    11.84   $    14.10
---------------------------------------------------------------------------------------------------
Total return                                           4.89%       18.63%        1.30%        6.53%
---------------------------------------------------------------------------------------------------
Ratio to average net assets:
---------------------------------------------------------------------------------------------------
   Expenses, before reimbursement of waiver            2.39%        2.52%        2.81%        2.76%
---------------------------------------------------------------------------------------------------
   Expenses, net of reimbursement or waiver            2.39%        2.52%        2.75%        2.76%
---------------------------------------------------------------------------------------------------
   Net investment income (loss), before
---------------------------------------------------------------------------------------------------
     reimbursement or waiver                           0.77%        1.24%        0.50%       (0.04%)
---------------------------------------------------------------------------------------------------
   Net investment income                               0.77%        1.24%        0.56%       (0.04%)
---------------------------------------------------------------------------------------------------
Portfolio turnover                                    18.45%       11.23%       38.14%        6.53%
---------------------------------------------------------------------------------------------------
Average commission paid on
equity security transactions*                          0.04          --           --           --
---------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $   11,208   $   11,641   $    8,117   $    8,319
---------------------------------------------------------------------------------------------------

                                                       1992         1991         1990         1989         1988
                                                 ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period             $    12.41   $     8.74   $     9.55   $     9.51   $     9.35
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                        0.18         0.22         0.50         0.64         0.42
   Net realized and unrealized gain (loss)
     on investments                                    1.39         3.68        (0.81)        0.04         0.19
---------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    1.57         3.90        (0.31)        0.68         0.61
---------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income               (0.18)       (0.23)       (0.50)       (0.64)       (0.42)
   Dividends from net realized capital gains             --           --           --           --        (0.03)
   Distribution in excess of capital gains
     (temporary book-tax difference)                     --           --           --           --           --
---------------------------------------------------------------------------------------------------------------
Total distributions                                   (0.18)       (0.23)       (0.50)       (0.64)       (0.45)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    13.80   $    12.41   $     8.74   $     9.55   $     9.51
---------------------------------------------------------------------------------------------------------------
Total return                                          12.82%       45.06%       (3.39%)       7.16%        6.96%
---------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
---------------------------------------------------------------------------------------------------------------
   Expenses, before reimbursement of waiver            3.02%        3.42%        4.51%        2.64%        4.12%
---------------------------------------------------------------------------------------------------------------
   Expenses, net of reimbursement or waiver            2.32%        2.50%        2.68%        2.13%        2.00%
---------------------------------------------------------------------------------------------------------------
   Net investment income (loss), before
---------------------------------------------------------------------------------------------------------------
     reimbursement or waiver                           0.70%        1.14%        3.09%        5.74%        3.43%
---------------------------------------------------------------------------------------------------------------
   Net investment income                               1.40%        2.06%        4.92%        6.25%        5.55%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    12.58%       29.46%       25.58%       34.23%       39.70%
---------------------------------------------------------------------------------------------------------------
Average commission paid on
equity security transactions*                           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $    7,180   $    6,599   $    4,744   $    5,986   $    6,930
---------------------------------------------------------------------------------------------------------------

* In accordance with recent SEC disclosure guidelines, the average commissions are calculated for the current period, but not for prior periods.

FINANCIAL HIGHLIGHTS    Lexington Growth and Income Fund


                                                        1996          1995          1994          1993          1992
                                                 -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period             $     15.71   $     14.36   $     16.16   $     16.25   $     16.39
Income from investment operations:
   Net investment income                                0.07          0.22          0.17          0.21          0.23
   Net realized and unrealized gain (loss)
     on investments                                     4.08          3.00         (0.68)         1.94          1.79
---------------------------------------------------------------------------------------------------------------------
Total income (loss)
   from investment operations                           4.15          3.22         (0.51)         2.15          2.02
---------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                (0.13)        (0.22)        (0.16)        (0.21)        (0.32)
   Distributions from net realized capital gains       (1.17)        (1.65)        (0.91)        (2.03)        (1.84)
   Distributions in excess of net realized
     gains (temporary book-tax difference)                --            --         (0.22)           --            --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                    (1.30)        (1.87)        (1.29)        (2.24)        (2.16)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     18.56   $     15.71   $     14.36   $     16.16   $     16.25
---------------------------------------------------------------------------------------------------------------------
Total return                                           26.46%        22.57%        (3.11%)       13.22%        12.36%
---------------------------------------------------------------------------------------------------------------------
Ratios to average net asset of:
---------------------------------------------------------------------------------------------------------------------
   Expenses                                             1.13%         1.09%         1.15%         1.29%         1.20%
---------------------------------------------------------------------------------------------------------------------
 Net investment income                                  0.43%         1.38%         1.06%         1.20%         2.57%
---------------------------------------------------------------------------------------------------------------------
Portfolio  turnover                                   101.12%       159.94%        63.04%        93.90%        88.13%
---------------------------------------------------------------------------------------------------------------------
Average commissions paid on
equity security transactions*                    $      0.07          --             --            --            --
---------------------------------------------------------------------------------------------------------------------
Net  assets, end of period (000's omitted)       $   200,309   $   138,901   $   124,289   $   134,508   $   126,241
---------------------------------------------------------------------------------------------------------------------

                                                        1991          1990          1989          1988          1987
                                                 -----------   -----------   -----------   -----------   -----------


Net asset value, beginning of period             $     14.24   $     16.19   $     14.39   $     13.58   $     19.16
Income from investment operations:
   Net investment income                                0.35          0.60          0.50          0.46          0.43
   Net realized and unrealized gain (loss)
     on investments                                     3.17         (2.25)         3.44          0.80          0.02
---------------------------------------------------------------------------------------------------------------------
Total income (loss)
   from investment operations                           3.52         (1.65)         3.94          1.26          0.45
---------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                (0.35)        (0.30)        (0.60)        (0.45)        (0.51)
   Distributions from net realized capital gains       (1.02)           --         (1.54)           --         (5.52)
   Distributions in excess of net realized
     gains (temporary book-tax difference)                --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                    (1.37)        (0.30)        (2.14)        (0.45)        (6.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     16.39   $     14.24   $     16.19   $     14.39   $     13.58
---------------------------------------------------------------------------------------------------------------------
Total return                                           24.87%       (10.27%)       27.56%         9.38%         0.15%
---------------------------------------------------------------------------------------------------------------------
Ratios to average net asset of:
---------------------------------------------------------------------------------------------------------------------
   Expenses                                             1.13%         1.04%         1.02%         1.10%         0.96%
---------------------------------------------------------------------------------------------------------------------
 Net investment income                                  2.19%         3.91%         2.82%         3.20%         2.37%
---------------------------------------------------------------------------------------------------------------------
Portfolio  turnover                                    80.33%        67.39%        64.00%        81.10%        95.28%
---------------------------------------------------------------------------------------------------------------------
Average commission paid on
equity security transactions                             --           --             --            --            --
---------------------------------------------------------------------------------------------------------------------
Net  assets, end of period (000's omitted)       $   121,263   $   104,664   $   128,329   $   111,117   $   112,780
---------------------------------------------------------------------------------------------------------------------

* In accordance with recent SEC disclosure guidelines, the average commissions are calculated for the current period, but not for prior periods.

FINANCIAL HIGHLIGHTS           Lexington Small Cap
                                   Value Fund

                                                                          1996
                                                                     ---------
Net asset value, beginning of period                                 $   10.00
Income (loss) from investment operations:
   Net investment income (loss)                                          (0.18)
   Net realized and unrealized gain (loss) on investments                 1.94
--------------------------------------------------------------------------------
Total income (loss) from investment operations                            1.76
--------------------------------------------------------------------------------
Less distributions:
   Distributions from net realized capital gains                         (0.03)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $   11.73
--------------------------------------------------------------------------------
Total return                                                             17.50%
--------------------------------------------------------------------------------
Ratios to average net asset of:
--------------------------------------------------------------------------------
   Expenses, before reimbursement or waiver                               3.04%
--------------------------------------------------------------------------------
   Expenses, net of reimbursement or waiver                               2.48%
--------------------------------------------------------------------------------
   Net investment loss, before reimbursement or waiver                   (2.34)%
--------------------------------------------------------------------------------
   Net investment loss                                                   (1.78)%
--------------------------------------------------------------------------------
Portfolio turnover                                                       60.92%
--------------------------------------------------------------------------------
Average commissions paid on equity security transactions             $    0.03
--------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                            $   8,061
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS           Lexington Goldfund

                                                        1996          1995          1994          1993          1992
                                                 -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period             $      6.24   $      6.37   $      6.90   $      3.70   $      4.68
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                              0.02            --          0.03          0.01          0.02
     Net realized and unrealized gain (loss)
       on investments                                   0.50         (0.12)        (0.53)         3.21         (0.98)
---------------------------------------------------------------------------------------------------------------------
Total income (loss)
     from investment operations                         0.52         (0.12)        (0.50)         3.22         (0.96)
---------------------------------------------------------------------------------------------------------------------
Less distributions:
     Dividends from net investment income              (0.79)        (0.01)        (0.03)        (0.02)        (0.02)
     Distributions from net realized
      capital gains                                       --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                    (0.79)        (0.01)        (0.03)        (0.02)        (0.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      5.97   $      6.24   $      6.37   $      6.90   $      3.70
---------------------------------------------------------------------------------------------------------------------
Total return                                            7.84%        (1.89%)       (7.28%)       89.96%       (20.51%
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
---------------------------------------------------------------------------------------------------------------------
     Expenses                                           1.60%         1.70%         1.54%         1.63%         1.69%
---------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                      (0.32)%        0.07%         0.50%         0.25%         0.58%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     31.04%        40.41%        23.77%        28.41%        13.18%
---------------------------------------------------------------------------------------------------------------------
Average commissions paid on equity
security transactions*                           $      0.02           --            --            --            --
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $   109,287   $   135,779   $   159,435   $   159,479   $    71,856
---------------------------------------------------------------------------------------------------------------------


                                                        1991          1990          1989          1988          1987
                                                 -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period             $      5.03   $      6.39   $      5.21   $      6.20   $      4.49
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                              0.04          0.04          0.05          0.04          0.01
     Net realized and unrealized gain (loss)
       on investments                                  (0.35)        (1.36)         1.18         (0.98)         2.07
---------------------------------------------------------------------------------------------------------------------
Total income (loss)
     from investment operations                        (0.31)        (1.32)         1.23         (0.94)         2.08
---------------------------------------------------------------------------------------------------------------------
Less distributions:
     Dividends from net investment income              (0.04)        (0.04)        (0.05)        (0.05)        (0.05)
     Distributions from net realized
       capital gains                                      --            --            --            --         (0.32)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                    (0.04)        (0.04)        (0.05)        (0.05)        (0.37)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      4.68   $      5.03   $      6.39   $      5.21   $      6.20
---------------------------------------------------------------------------------------------------------------------
Total return                                           (6.14%)      (20.35%)       23.62%       (15.18%)       46.56%
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
---------------------------------------------------------------------------------------------------------------------
     Expenses                                           1.43%         1.36%         1.42%         1.61%         1.29%
---------------------------------------------------------------------------------------------------------------------
     Net investment income                              0.81%         0.69%         1.14%         0.78%         0.57%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     22.14%        12.43%        15.98%        20.45%        13.78%
---------------------------------------------------------------------------------------------------------------------
Average commissions paid on equity
security transactions*                                    --           --             --           --             --
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $    96,316   $   106,074   $   154,484   $    92,782   $   104,842
---------------------------------------------------------------------------------------------------------------------

* In accordance with recent SEC disclosure guidelines, the average commissions are calculated for the current period, but not for prior periods.

FINANCIAL HIGHLIGHTS       Lexington GNMA Income Fund

                                                        1996          1995          1994          1993          1992
                                                 -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period             $      8.19   $      7.60   $      8.32   $      8.26   $      8.45
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                              0.53          0.58          0.55          0.59          0.61
     Net realized and unrealized gain (loss)
       on investments                                  (0.08)         0.59         (0.72)         0.06         (0.19)
----------------------------------------------------------------------------------------------------------------------
Total income (loss)
     from investment operations                         0.45          1.17         (0.17)         0.65          0.42
----------------------------------------------------------------------------------------------------------------------
Less distributions:
     Dividends from net investment income              (0.52)        (0.58)        (0.55)        (0.59)        (0.61)
     Distributions from net realized
       capital gains                                      --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------
     Total distributions                               (0.52)        (0.58)        (0.55)        (0.59)        (0.61)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      8.12   $      8.19   $      7.60   $      8.32   $      8.26
----------------------------------------------------------------------------------------------------------------------
Total return                                            5.71%        15.91%        (2.07%)        8.06%         5.19%
----------------------------------------------------------------------------------------------------------------------
Ratios to average net asset of:
----------------------------------------------------------------------------------------------------------------------
     Expenses                                           1.05%         1.01%         0.98%         1.02%         1.01%
----------------------------------------------------------------------------------------------------------------------
     Net investment income                              6.56%         7.10%         6.90%         6.96%         7.31%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    128.76%        30.69%        37.15%        52.34%       180.11%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $   133,777   $   130,681   $   132,108   $   149,961   $   132,048
----------------------------------------------------------------------------------------------------------------------


                                                        1991          1990          1989          1988          1987
                                                 -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period             $      7.90   $      7.88   $      7.45   $      7.58   $      8.22
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                              0.64          0.65          0.69          0.64          0.71
     Net realized and unrealized gain (loss)
       on investments                                   0.55          0.03          0.42         (0.13)        (0.59)
----------------------------------------------------------------------------------------------------------------------
Total income (loss)
     from investment operations                         1.19          0.68          1.11          0.51          0.12
----------------------------------------------------------------------------------------------------------------------
Less distributions:
     Dividends from net investment income              (0.64)        (0.66)        (0.68)        (0.64)        (0.73)
     Distributions from net realized
       capital gains                                      --            --            --         (0.03)           --
----------------------------------------------------------------------------------------------------------------------
     Total distributions                               (0.64)        (0.66)        (0.68)        (0.64)        (0.76)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      8.45   $      7.90   $      7.88   $      7.45   $      7.58
----------------------------------------------------------------------------------------------------------------------
Total return                                           15.75%         9.23%        15.60%         6.90%         1.62%
----------------------------------------------------------------------------------------------------------------------
Ratios to average net asset of:
----------------------------------------------------------------------------------------------------------------------
     Expenses                                           1.02%         1.04%         1.03%         1.07%         0.98%
----------------------------------------------------------------------------------------------------------------------
     Net investment income                              7.97%         8.43%         8.88%         8.31%         8.49%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    138.71%       112.55%       102.66%       233.48%        89.40%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $   122,191   $    98,011   $    96,465   $    97,185   $   109,793
----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS      Lexington Money Market Trust

                                                        1996          1995          1994          1993          1992
                                                 -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period             $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                            0.0441        0.0495        0.0330        0.0230        0.0299
---------------------------------------------------------------------------------------------------------------------
Less distributions:
     Dividends from net investment income            (0.0441)      (0.0495)      (0.0330)      (0.0230)      (0.0299)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
---------------------------------------------------------------------------------------------------------------------
Total return                                            4.50%         5.06%         3.35%         2.32%         3.03%
---------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
---------------------------------------------------------------------------------------------------------------------
     Expenses, before reimbursement                     1.04%         1.08%         1.02%         1.00%         1.03%
---------------------------------------------------------------------------------------------------------------------
     Expenses, net of reimbursement                     1.00%         1.00%         1.00%         1.00%         1.00%
      Net investment income, before
 ---------------------------------------------------------------------------------------------------------------------
      reimbursement                                    4.37%         4.87%         3.30%         2.30%         2.99%
 ---------------------------------------------------------------------------------------------------------------------
    Net investment income, net of
 ---------------------------------------------------------------------------------------------------------------------
      reimbursement                                    4.41%         4.95%         3.32%         2.30%         3.02%
N---------------------------------------------------------------------------------------------------------------------
et assets, end of period (000's omitted)        $    97,526   $    88,786   $   111,805   $    94,718   $   111,453
---------------------------------------------------------------------------------------------------------------------


                                                       1991          1990          1989          1988          1987
                                                 -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period             $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                            0.0532        0.0732        0.0828        0.0678        0.0610
---------------------------------------------------------------------------------------------------------------------
Less distributions:
     Dividends from net investment income            (0.0532)      (0.0732)      (0.0828)      (0.0678)      (0.0610)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
---------------------------------------------------------------------------------------------------------------------
Total return                                            5.45%         7.56%         8.60%         7.00%         6.29%
---------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
---------------------------------------------------------------------------------------------------------------------
     Expenses, before reimbursement                     1.02%         0.97%         0.99%         0.97%         0.80%
---------------------------------------------------------------------------------------------------------------------
     Expenses, net of reimbursement                     1.00%         0.97%         0.99%         0.97%         0.80%
---------------------------------------------------------------------------------------------------------------------
     Net investment income, before
---------------------------------------------------------------------------------------------------------------------
       reimbursement                                    5.35%         7.32%         8.29%         6.74%         6.13%
---------------------------------------------------------------------------------------------------------------------
     Net investment income, net of
---------------------------------------------------------------------------------------------------------------------
       reimbursement                                    5.37%         7.32%         8.29%         6.74%         6.13%
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $   143,137   $   176,127   $   182,703   $   192,079   $   212,487
---------------------------------------------------------------------------------------------------------------------

The Funds' Investment Objectives and Policies

The investment objective and general investment policies of each Fund are described below. Specific portfolio securities that may be purchased by the Funds are described in "Portfolio Securities" beginning on page __. Specific investment practices that may be employed by the Funds are described in "Other Investment Practices" beginning on page __. Certain risks associated with investments in the Funds are described in those sections as well as in "Risk Considerations" beginning on page __. CERTAIN TERMS USED IN THE PROSPECTUS ARE DEFINED IN THE GLOSSARY BEGINNING ON PAGE __.

Summary Comparison of Funds
Under normal market conditions, the Funds will invest their assets as follows:

                                                                                                                 Typical Market
                                                        Anticipated   Anticipated                                 Capitalizatioin
                                                          Equity         Debt                                      of Portfolio
                     Fund Name                           Exposure      Exposure           Focus                    Campanies
====================================================================================================================================
International Lexington Crosby                             100%            0%          Asia Small-Cap               Less than
   Funds      Small Cap Asia                                                                                        $1 billion
              Growth Fund
              ----------------------------------------------------------------------------------------------------------------------
              Lexington Global                             100%            0%          Foreign Growth               Any size
              Fund
              ----------------------------------------------------------------------------------------------------------------------
              Lexington                                    100%            0%          Foreign Growth               Any size
              International Fund
              ----------------------------------------------------------------------------------------------------------------------
              Lexington Ramirez                              0%          100%          Global Income                Any size
              Global Income Fund
              ----------------------------------------------------------------------------------------------------------------------
              Lexington Troika                               85%          15%          Russian Growth               Any size
              Dialog Russia Fund
              ----------------------------------------------------------------------------------------------------------------------
              Lexington Worldwide                           100%           0%          Foreign Emerging             Any size
              Emer0ging Markets                                                         Growth
              Fund
====================================================================================================================================
 Domestic     Lexington Convertible                         0-35%         100%         Convertible                  Any size
  Equity      Securities Fund                                                          Securities
  Funds       ----------------------------------------------------------------------------------------------------------------------
              Lexington Growth                             0-100%        0-100%        Capital and Income           Any size
              and Income Fund
              ----------------------------------------------------------------------------------------------------------------------
              Lexington SmallCap                             100%          0%          U.S. Small-Cap               Between
              Value Fund                                                                                            $20 million
                                                                                                                    and $1 billion
====================================================================================================================================
 Precious     Lexington Goldfund                             100%          0%          Gold and Gold                Any size
  Metals                                                                               Companies



====================================================================================================================================
 Domestic     Lexington GNMA                                 0%           100%         Income                       N/A
  Fixed-      Income Fund
  Income
  Funds


====================================================================================================================================
 Money        Lexington Money                                0%           100%        Income                       N/A
 Market       Market Trust
 Funds
====================================================================================================================================

Lexington Crosby Small Cap Asia Growth Fund, Inc.

     The investment objective of the Lexington Crosby Small Cap Asia Growth Fund is long-term capital appreciation through investment in common stocks and equivalents of companies domiciled in the Asia Region with a market capitalization of less than $1 billion.

     The Lexington Crosby Small Cap Asia Growth Fund will invest principally in companies listed on stock exchanges in the Asia Region consisting of Bangladesh, China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, The Philippines, Singapore, Sri Lanka, Taiwan, Thailand, and Vietnam ("the Asia Region"). The Lexington Crosby Small Cap Asia Growth Fund will invest at least 65% of its total assets in securities of companies (1) that are organized under the laws of the above countries, (2) whose principal securities trading market is located in those countries, and (3) that derive at least 50% of their revenues or profits from those countries. The Lexington Crosby Small Cap Asia Growth Fund also intends to invest in Australia and New Zealand. The Lexington Crosby Small Cap Asia Growth Fund may also invest in unlisted securities. Under normal market conditions, the Lexington Crosby Small Cap Asia Growth Fund will invest substantially all of its assets in three or more countries in the Asia Region.

     The Lexington Crosby Small Cap Asia Growth Fund will invest at least 65% of its total assets in growth companies in the Asia Region which have market capitalizations of less than $1 billion. Approximately 13,000 companies are listed on recognized exchanges in the Asia Region. Approximately 300 companies in the Asia Region are capitalized over $1 billion. These companies form the principal components of their respective market indices and consequently attract the majority of foreign investment in the region. Approximately 3,000 companies, which are considered small capitalization companies, will be the primary focus for the Lexington Crosby Small Cap Asia Growth Fund's investments. These companies are frequently under-researched by international investors and undervalued by their markets. The companies in which the Lexington Crosby Small Cap Asia Growth Fund intends to invest will generally have the following characteristics: a market capitalization of less than $1 billion; part of a strong growth industry; proven management; under-researched; and undervalued.

     The Lexington Crosby Small Cap Asia Growth Fund intends to select securities which can have enhanced growth prospects and may provide investment returns superior to the Asian market as a whole. The market value of small capitalization companies in the Asia Region tends to be volatile, and in the past has offered greater potential for gain as well as loss than securities of companies traded in developed countries. It is possible that certain Lexington Crosby Small Cap Asia Growth Fund investments could be subject to foreign expropriation or exchange control restrictions. See "Risk Considerations."

     The Lexington Crosby Small Cap Asia Growth Fund may invest in all types of common stocks and equivalents (the following constitute equivalents: convertible debt securities, warrants and options). The Lexington Crosby Small Cap Asia
Growth Fund may also invest in preferred stocks, bonds and other debt obligations and money market instruments, including cash and cash deposits, which will be denominated in U.S. Dollars or currencies related thereto.

                                   ----------

Lexington Global Fund, Inc.

     The investment objective of the Lexington Global Fund is to seek long-term growth of capital primarily through investment in common stocks of companies domiciled in foreign countries and the United States. The Lexington Global Fund will invest at least 65% of its total assets in at least three countries, one of which may be the United States. The Lexington Global Fund will invest primarily in the common stocks and common stock equivalents. The following constitute common stock equivalents: convertible debt securities, warrants and options. The Lexington Global Fund may also invest in preferred stocks, bonds and other debt obligations, including money market instruments of foreign and domestic companies and foreign and domestic government securities. The Lexington Global Fund is not required to maintain any particular geographic or currency mix of its investments. The Lexington Global Fund is not required to maintain any particular proportion of stocks, bonds or other securities in its portfolio.

     The Lexington Global Fund may invest primarily in foreign debt securities when it appears that the capital appreciation available from investments in such securities will equal or exceed the capital appreciation available from investments in equity securities. The market value of debt securities varies inversely to changes in prevailing interest rates. Investing in debt obligations may provide an opportunity for capital appreciation when interest rates are expected to decline.

     The Lexington Global Fund may invest in securities of companies in the following regions and the governments of those regions: the Pacific Basin, Africa; Western Europe and North America; and such other areas and countries as the Manager may determine from time to time. The Lexington Global Fund may invest in companies located in developing countries without limitation. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade a small number of companies. Prices on these exchanges tend to be volatile and in the past these exchanges have offered greater potential for gain, as well as loss, than exchanges in developed countries. While the Lexington Global Fund invests only in countries that it considers as having relatively stable and friendly governments it is possible that certain Lexington Global Fund investments could be subject to foreign expropriation or exchange control restrictions. See "Risk Considerations."

                                   ----------

Lexington International Fund, Inc.

     The investment objective of the Lexington International Fund is to seek long-term growth of capital through investment in common stocks and equivalents of companies domiciled in foreign countries. The Lexington International Fund will invest at least 65% of its total assets in at least three foreign countries. The Lexington International Fund will invest primarily in common stocks and common stock equivalents. The following constitute common stock equivalents: convertible debt securities, warrants and options. The Lexington International Fund may also invest in preferred stocks, bonds and other debt obligations, including money market instruments of foreign and domestic companies and foreign and domestic government securities. The Lexington International Fund is not required to maintain any particular geographic or currency mix of its investments. The Lexington International Fund is not required to maintain any particular proportion of stocks, bonds or other securities in its portfolio.

     The Lexington International Fund may invest primarily in foreign debt securities when it appears that the capital appreciation available from investments in such securities will equal or exceed the capital appreciation available from investments in equity securities. The market value of debt securities varies inversely to changes in prevailing interest rates. Investing in debt obligations may provide an opportunity for capital appreciation when interest rates are expected to decline. The Lexington International Fund will invest in investment grade obligations and non-rated obligations of comparable quality.

     The Lexington International Fund may invest in securities of companies in the following regions and the governments of those regions: the Pacific Basin; Africa; North America; Western Europe; and such other areas and countries as the Manager may determine from time to time. The Lexington International Fund may invest in companies located in developing countries without limitation. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade a small number of companies. Prices on these exchanges tend to be volatile and in the past these exchanges have offered greater potential for gain, as well as loss, than exchanges in developed countries. While the Lexington International Fund invests only in countries that it considers as having relatively stable and friendly governments it is possible that certain Lexington International Fund investments could be subject to foreign expropriation or exchange control restrictions. See "Risk Considerations."

                                   ----------

Lexington Ramirez Global Income Fund

     The investment objective of the Lexington Ramirez Global Income Fund is to seek high current income. Capital appreciation is a secondary objective. The Lexington Ramirez Global Income Fund invests primarily in lower rated and unrated foreign debt securities whose credit quality is generally considered equal to U.S. corporate debt securities known as "junk bonds." Junk bonds and similarly rated foreign debt securities involve a high degree of risk and are predominantly speculative. See "Portfolio Securities" and "Risk Considerations."

     The Lexington Ramirez Global Income Fund, under normal conditions, invests substantially all of its assets in debt securities of domestic companies, companies of developed foreign countries, and companies in emerging markets. The debt securities in which the Lexington Ramirez Global Income Fund invests consist of bonds, notes, debentures and other similar instruments. The Lexington Ramirez Global Income Fund may invest in debt securities issued by governments, their agencies and instrumentalities, central banks, commercial banks and other corporate entities. The Lexington Ramirez Global Income Fund may invest up to 100% of its total assets in domestic and foreign debt securities that are rated below investment grade. The Lexington Ramirez Global Income Fund may also invest in securities that are in default as to payment of principal and/or interest, and bank loan participations and assignments.

     The Lexington Ramirez Global Income Fund's investments in emerging markets will primarily consist of the following: foreign "junk bonds," "Brady Bonds," and sovereign debt securities issued by emerging market governments. The Lexington Ramirez Global Income Fund may invest in debt securities of emerging market issuers without regard to ratings. Many emerging market debt securities are not rated by United States rating agencies. The Lexington Ramirez Global Income Fund's ability to achieve its investment objectives is thus more dependent on the Manager's credit analysis than would be the case if the Lexington Ramirez Global Income Fund were to invest in higher quality bonds. Currently, most emerging market debt securities are considered to have a credit quality below investment grade.

                                   ----------

Lexington Troika Dialog Russia Fund, Inc.

     The investment objective of the Lexington Troika Dialog Russia Fund is to seek long-term capital appreciation through investment primarily in the equity securities of Russian companies. Under normal conditions, the Lexington Troika Dialog Russia Fund seeks to achieve its objective by investing at least 65% of its total assets in the securities of Russian Companies. The securities in which the Lexington Troika Dialog Russia Fund may invest are common stock, preferred stock, convertible preferred stock, bonds, notes or debentures convertible into common or preferred stock, direct investments in Russian companies, stock purchase warrants or rights, and American Depository Receipts or Global Depository Receipts. The Lexington Troika Dialog Russia Fund may invest the remaining 35% of its total assets in debt securities issued by Russian Companies, debt securities issued or guaranteed by the Russian Government or a Russian governmental entity, debt securities of corporate and government issuers outside Russia, equity securities of issuers outside Russia which Lexington Troika Dialog believes will experience growth in revenue and profits from participation in the development of the economies of the Commonwealth of Independent States, and Short-Term and Medium-Term Debt Securities.

     The Lexington Troika Dialog Russia Fund intends to invest its assets in Russian Companies in a broad array of industries, including the following: oil and gas, energy generation and distribution, communications, mineral extraction, trade, financial and business services, transportation, manufacturing, real estate, textiles, food processing and construction. The Lexington Troika Dialog Russia Fund is not permitted to invest more than 25% of the value of its total assets in any one industry. It may, however, invest an unrestricted amount of its assets in the oil and gas industry. The Lexington Troika Dialog Russia Fund's investments will include investments in Russian Companies that have characteristics and business relationships common to companies outside of Russia. As a result, outside economic forces may cause fluctuations in the value of securities held by the Lexington Troika Dialog Russia Fund.

     Under current conditions, the Lexington Troika Dialog Russia Fund expects to invest at least 20% of its total assets in very liquid assets to maintain liquidity and provide stability. As the Russian equity markets develop, however, and the liquidity of Russian securities becomes less problematic, the Lexington Troika Dialog Russia Fund will invest a greater percentage of its assets in Russian equity securities.

                                   ----------
                                       25

Lexington Worldwide Emerging Markets Fund, Inc.

     The investment objective of the Lexington Worldwide Emerging Markets Fund is to seek long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets. Under normal conditions, the Lexington Worldwide Emerging Markets Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities and equivalents of emerging market companies. Under normal conditions, the Lexington Worldwide Emerging Markets Fund invests in emerging country and emerging market securities of at least three countries outside of the United States. In the opinion of the Manager, emerging market countries include, but are not limited to, the following: Algeria, Argentina, Bangladesh, Bolivia, Botswana, Brazil, Chile, China, Colombia, Costa Rica, Cyprus, Czech Republic, Dominican Republic, Ecuador, Egypt, Finland, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Ivory Coast, Jamaica, Jordan, Kenya, Malaysia, Mauritius, Mexico, Morocco, Nicaragua, Nigeria, Pakistan, Panama, Peru, Philippines, Poland,
Portugal, Russia, Singapore, Slovakia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Trinidad & Tobago, Tunisia, Turkey, Uruguay, Venezuela, Zambia, Zimbabwe.

     The Lexington Worldwide Emerging Markets Fund may also invest in equity securities and equivalents of companies that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in those countries. The Lexington Worldwide Emerging Markets Fund's investments in emerging country equity securities are not subject to any maximum limit, and the Lexington Worldwide Emerging Markets Fund intends to invest substantially all of its assets in emerging country and emerging market equity securities. The Lexington Worldwide Emerging Markets Fund may invest the remaining 35% of its total assets in equity securities without regard to whether they qualify as emerging country or emerging market equity securities, debt securities denominated in the currency of an emerging market or issued or guaranteed by an emerging market company or the government of an emerging country, and Short-Term and Medium-Term Debt Securities.

                                   ----------

Lexington Convertible Securities Fund

     The investment objective of the Lexington Convertible Securities Fund is total return which it seeks to achieve by providing capital appreciation, current income and conservation of shareholders capital. Under normal conditions, the Lexington Convertible Securities Fund seeks to achieve its objective by investing at least 65% of its total assets in debt securities convertible into shares of common stock ("convertible securities"). The

Lexington   Convertible   Securities  Fund  may  invest  without  limitation  in
high-yield debt securities rated below investment grade. Such lower rated securities are commonly referred to as "junk bonds." Junk bonds are considered speculative and pose a greater risk of loss of principal and interest than investment grade securities. See "Portfolio Securities" and "Risk Considerations." Common stock received upon the conversion or sale of convertible securities held by the Lexington Convertible Securities Fund will either continue to be held by the Lexington Convertible Securities Fund or be sold.

     The convertible securities held by the Lexington Convertible Securities Fund may consist of securities rated in the six highest rating categories by a major rating service and non-rated debt securities. The Lexington Convertible Securities Fund will not invest in any security which has been rated lower than "B" by S&P or Moody's, which are both major rating services, or non-rated securities of comparable quality.

     No more than 35% of the Lexington Convertible Securities Fund's total assets will be invested in securities other than convertible securities. The Lexington Convertible Securities Fund may invest in dividend and non-dividend paying non-convertible common stocks, corporate bonds, covered call options and put options, stock index options, U.S. Government securities, repurchase agreements and money market securities.

                                   ----------

Lexington Growth and Income Fund

     The Lexington Growth and Income Fund's principal investment objective is long-term capital appreciation. Income is a secondary objective. Generally, the Lexington Growth and Income Fund invests its assets in publicly traded common stocks and senior securities convertible into common stocks of domestic and foreign companies.

                                   ----------

Lexington SmallCap Value Fund

     The investment objective of the Lexington SmallCap Value Fund is to seek long-term capital appreciation. Under normal conditions, the Lexington SmallCap Value Fund seeks its objective by investing in common stocks and equivalents of domestic companies with a market capitalization under $1 billion. Warrants, options and convertible debt securities are common stock equivalents in which the Lexington SmallCap Value Fund may invest. The Lexington SmallCap Value Fund will invest at least 90% of its assets in domestic companies which have market capitalizations between $20 million and $1 billion at the time of investment. The remainder of its assets may be invested in securities of companies with market capitalizations below $20 million, above $1 billion, foreign companies with dollar denominated shares traded in the United States, American Depository Shares or Receipts, real estate investment trusts, and cash.

     The Lexington SmallCap Value Fund will invest it assets primarily in the equity securities of domestic companies listed on stock exchanges or traded over the counter. The Lexington SmallCap Value Fund may invest in foreign companies whose shares are traded in U.S. dollar denominated markets.

     The companies in which the Lexington SmallCap Value Fund intends to invest will generally have the following characteristics: a market capitalization of less than $1 billion; high relative ratio of revenue per share to stock price; a low relative ratio of price to book value per share; a positive cash flow and other measures of financial stability; and a low stock price relative to historical levels.

                                   ----------

Lexington Goldfund

     The Lexington Goldfund's principal investment objective is to attain capital appreciation and such hedge against loss of buying power as may be obtained through investment in gold and equity securities of companies engaged in mining or processing gold throughout the world. Under normal conditions, at least 65% of the value of the total assets of the Lexington Goldfund will be invested in gold and the securities of companies engaged in mining or processing gold ("gold-related securities"). The Lexington Goldfund may also invest in other precious metals, including platinum, palladium and silver. The Lexington Goldfund intends to invest less than half of the value of its assets in gold and other precious metals and more than half of the value of its assets in gold-related securities, including securities of foreign issuers.

     The Lexington Goldfund is designed to provide investors with a means to protect against declines in the value of the U.S. dollar against world currencies. To the extent that the Lexington Goldfund's investments in gold-related securities appreciate in value relative to the U.S. dollar, the Lexington Goldfund's investments may serve to offset declines in the buying power of the U.S. dollar. Management believes that, over the long term, investing in gold will protect capital from adverse monetary and political developments. Investments in gold may provide more of a hedge against a decline in the buying power of the dollar, devaluation and inflation than other types of investments. The value of gold-related debt securities, however, will generally not react to fluctuations in the price of gold. The market value of debt securities of companies engaged in mining or processing gold can be expected to fluctuate inversely with prevailing interest rates.

                                   ----------

Lexington GNMA Income Fund

     The investment objective of the Lexington GNMA Income Fund is to seek a high level of current income, consistent with liquidity and safety of principal. Under normal market conditions, the Lexington GNMA Income Fund will invest at least 80% of the value of its total assets in Government National Mortgage Association ("GNMA") mortgage-backed securities (also known as "GNMA Certificates"). Lexington GNMA Certificates represent part ownership of a pool of mortgage loans. The timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the United States Government. The principal on Lexington GNMA Certificates is scheduled to be paid back by the borrower over the length of the loan. The Lexington GNMA Income Fund will invest the remaining 20% of its total assets in other securities issued or guaranteed by the U.S. Government, including U.S. Treasury securities.

     The Lexington GNMA Income Fund will purchase "modified pass through" type GNMA Certificates. "Modified pass through" GNMA Certificates entitle the holder to receive all interest and principal payments owed by the borrower even if the borrower has not made payment. The Lexington GNMA Income Fund intends to use the proceeds from principal payments to purchase additional GNMA Certificates or other U.S. Government guaranteed securities.

                                   ----------

Lexington Money Market Trust

     The investment objective of the Lexington Money Market Trust is to seek as high a level of current income as is consistent with the preservation of capital and liquidity by investing in short-term money market instruments. The following are the money market instruments in which the Lexington Money Market Trust will invest: U.S. Government securities, time deposits, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and other money market instruments. The Lexington Money Market Trust seeks to maintain a stable net asset value of $1 per share.

     The Lexington Money Market Trust will invest in money market instruments that have been rated in one of the two highest rating categories by both S&P and Moody's, both major rating agencies. A "Tier 1" security is one that has been rated by either S&P or Moody's in the highest rating category, or, if unrated, is of comparable quality. A "Tier 2" security is one that has been rated in the second highest category by either S&P or Moody's, or, if unrated, is of comparable quality. Up to 5% of the total assets of the Lexington Money Market Trust may be invested in a single Tier 1 security (other than U.S. Government securities). In addition, the Lexington Money Market Trust may not invest more than 5% of its total assets in Tier 2 securities, and may not invest more than 1% of its total assets in any single Tier 2 security.

     The  Lexington   Money  Market  Trust  may  only  invest  in  money  market instruments with a remaining maturity of 397 days or less, provided that the Fund's average weighted maturity does not exceed 90 days.

                              PORTFOLIO SECURITIES

Equity Securities

     The Lexington Convertible Securities Fund, Lexington Goldfund and Lexington Growth and Income Fund may purchase common stocks. The Lexington Crosby SmallCap Asia Growth Fund, Lexington Global Fund, Lexington International Fund, Lexington SmallCap Value Fund, Lexington Troika Dialog Russia Fund and Lexington Worldwide Emerging Markets Fund emphasize investments in common stock and common stock equivalents. The following constitute common stock equivalents: warrants, options and convertible debt securities. Common stock equivalents may be converted into or provide the holder with the right to common stock. These funds may also invest in other types of equity securities, including preferred stocks, and equity derivative securities. The Lexington Troika Dialog Russia Fund may invest directly in Russian companies.

Debt Securities

     Debt securities will constitute at least 65% of the Lexington Convertible Securities Fund's and up to 100% of the Lexington Ramirez Global Income Fund's total assets, and the GNMA Income Fund will have substantially all of its assets invested in GNMA Certificates and U.S. Government securities. The debt securities in which the Lexington Funds may invest include bond, notes, debentures and other similar instruments. The debt securities acquired by the Lexington Convertible Securities Fund may include high yield, lower-rated debt securities known as "junk bonds," and the Lexington Ramirez Global Income Fund may invest 100% of its total assets in junk bonds. The Lexington Ramirez Global Income Fund may invest in securities that are in default as to payment of principal and/or interest. The Lexington Ramirez Global Income Fund may also invest in "Brady Bonds" and sovereign debt securities issued by emerging market governments.

     The Lexington Global Fund, Lexington Goldfund, Lexington International Fund, Lexington Troika Dialog Russia Fund and Lexington Worldwide Emerging Markets Fund may invest primarily in debt securities when the Manager believes that debt securities will provide capital appreciation through favorable changes in relative foreign exchange rates, in relative interest rate levels or in the creditworthiness of issuers.

     It is likely that many of the debt securities in which the Lexington Troika Dialog Russia Fund and Lexington Worldwide Emerging Markets Fund invest will be unrated and may have speculative characteristics. The Lexington Crosby Small Cap Asia Growth Fund and Lexington International Fund will only invest in investment grade debt obligations.

     Junk Bonds. The Lexington Convertible Securities Fund and Lexington Ramirez Global Income Fund may invest in high yield, lower rated debt securities known as "junk bonds." Junk bonds are debt obligations rated below investment grade and non-rated securities of comparable quality. Junk bonds are considered speculative and thus pose a greater risk of default than investment grade securities. Investments of this type are subject to greater risk of loss of principal and interest, but in general provide higher yields than higher rated debt obligations. Bonds issued by companies domiciled in emerging markets are usually rated below investment grade.

     Zero Coupon Bonds. The Lexington Ramirez Global Fixed Income Fund may invest in zero coupon bonds. Zero coupon bond prices are highly sensitive to changes in market interest rates. The original issue discount on the zero coupon bonds must be included ratably in the income of the Lexington Ramirez Global Fixed Income Fund as the income accrues even though payment has not been received. The Lexington Ramirez Global Fixed Income Fund nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss. See "Tax Information" in the Statement of Additional Information.

     Loan Participation and Assignments. The Lexington Ramirez Global Income Fund may invest in loans arranged through private negotiations between a foreign entity and one or more lenders. The majority of the Lexington Ramirez Global Fixed Income's investments in loans in emerging markets is expected to be in the form of participation in loans ("Participations") and assignments of portions of loans from third parties ("Assignments"). Participations typically will result in the Lexington Ramirez Global Fixed Income having a contractual relationship only with the Lender, not with the borrower. The Lexington Ramirez Global Fixed Income will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. As a result, the Lexington Ramirez Global Fixed Income will assume the credit risk of both the borrower and the Lender that is selling the Participation. When the Lexington Ramirez Global Fixed Income purchases Assignments from Lenders, the Lexington Ramirez Global Fixed Income will acquire direct rights against the borrower on the Loan. The Lexington Ramirez Global Fixed Income may have difficulty disposing of Assignments and Participation. The liquidity of such securities is limited and the Lexington Ramirez Global Fixed Income anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities.

     Short-Term and Medium-Term Debt Securities. The Lexington Troika Dialog Russia Fund and Lexington Worldwide Emerging Markets Fund may, under normal conditions, invest up to 35% of their total assets in Short-Term and Medium-Term Debt Securities. The Short-Term and Medium-Term Debt Securities in which the Funds may invest are foreign and domestic money market securities, including short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) high-quality obligations issued by the U.S. Government, foreign governments, foreign and domestic corporations and banks, and repurchase agreements.

     Brady Bonds. The Lexington Ramirez Global Income Fund may invest in "Brady Bonds." Brady Bonds are securities created through the exchange of existing commercial bank loans for new bonds in developing countries. Brady Bonds issued by Brazil, Mexico and Venezuela currently are rated below investment grade. Brady Bonds have been issued only recently and do not have a long payment history.

Depositary Receipts

     The Lexington SmallCap Value and Lexington Troika Dialog Russia Funds may invest in American Depositary Receipts ("ADRs") and similar securities. ADRs are securities traded in the U.S. that are backed by securities of foreign issuers.

Investment Companies

     Each Lexington Fund (except the Lexington Money Market Trust) may invest up to 10% of its total assets in shares of other investment companies that invest in securities in which it may otherwise invest.

U.S. Government Securities

     All Lexington Funds may invest in fixed-rate and floating- or variable-rate U.S. government securities. The U.S. Government guarantees payments of interest and principal of U.S. Treasury bills, notes and bonds, mortgage-related securities of the GNMA, and other securities issued by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, whereas others, such as those issued by the FNMA, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

     Short-term U.S. government securities generally are considered to be among the safest short-term investments. However, the U.S. government does not guarantee the net asset value of the Funds' shares. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.

                           OTHER INVESTMENT PRACTICES

     The following table and sections summarize certain investment practices of the Funds. These practices may involve risks. The Glossary section at the end of this Prospectus briefly describes each of the investment techniques summarized below. The Statement of Additional Information, under the heading "Investment Objectives and Policies of the Funds," contains more detailed information about certain of these practices.

------------------------------------------------------------------------------------------------------------------------------------
                                              Lexington                               Lexington  Lexington  Lexington
                                                 Crosby                                 Ramirez     Troika  Worldwide   Lexington
                                              Small Cap   Lexington      Lexington       Global     Dialog    Emerging  Convertible
                                            Asia Growth      Global   International      Income     Russia    Markets   Securities
                                                   Fund        Fund           Fund         Fund       Fund     Fund      Fund
------------------------------------------------------------------------------------------------------------------------------------
  Repurchase agreements1                            X           X              X            X           X       X         X
------------------------------------------------------------------------------------------------------------------------------------
  Reverse dollar roll
  transactions2
------------------------------------------------------------------------------------------------------------------------------------
  Borrowing not to exceed                                                                                                 X
  10% of total fund assets
------------------------------------------------------------------------------------------------------------------------------------
  Borrowing not to exceed                           X           X              X                        X       X
  one-third of total fund assets
------------------------------------------------------------------------------------------------------------------------------------
  Reverse repurchase agreement                      X           X              X            X                   X

------------------------------------------------------------------------------------------------------------------------------------
  Dollar roll transactions                                                                  X

------------------------------------------------------------------------------------------------------------------------------------
  Leverage                                          X           X              X                        X       X

------------------------------------------------------------------------------------------------------------------------------------
  Securities lending not to exceed
  10% of total fund assets
------------------------------------------------------------------------------------------------------------------------------------
  Securities lending not to exceed                  X           X              X                        X       X
  one-third of total fund assets
------------------------------------------------------------------------------------------------------------------------------------
  When-issued and forward                           X           X              X            X           X       X
  commitment securities
------------------------------------------------------------------------------------------------------------------------------------
  Forward currency contracts2                       X           X              X            X           X       X

------------------------------------------------------------------------------------------------------------------------------------
  Purchase options on securities
  and currencies3                                                                           X           X                 X
------------------------------------------------------------------------------------------------------------------------------------
 Purchase options on securities                                                             X           X                 X
  and indices3
------------------------------------------------------------------------------------------------------------------------------------
  Write covered call options3                       X           X              X            X           X                 X

------------------------------------------------------------------------------------------------------------------------------------
  Write covered put options3                                                                X           X                 X

------------------------------------------------------------------------------------------------------------------------------------
  Interest rate futures contracts4                                                          X

------------------------------------------------------------------------------------------------------------------------------------
  Futures and swaps and options                     X           X              X            X           X       X
  on futures4

------------------------------------------------------------------------------------------------------------------------------------
  Equity swap

------------------------------------------------------------------------------------------------------------------------------------
  Illiquid securities limited to
  5% of fund's net assets
------------------------------------------------------------------------------------------------------------------------------------
  Illiquid securities limited to                                                                                          X
  10% of fund's net assets
------------------------------------------------------------------------------------------------------------------------------------
  Illiquid securities limited to                    X           X              X            X           X       X
  15% of fund's net assets
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                             Lexington   Lexington                                    Lexington
                                            Growth and    SmallCap                      Lexington         Money
                                                Income       Value       Lexington    GNMA Income         Market
                                                  Fund        Fund        Goldfund          Fund          Trust
------------------------------------------------------------------------------------------------------------------
  Repurchase agreements1                           X           X               X             X              X

------------------------------------------------------------------------------------------------------------------
  Reverse dollar roll
  transactions2
------------------------------------------------------------------------------------------------------------------
  Borrowing not to exceed                          X
  10% of total fund assets
------------------------------------------------------------------------------------------------------------------
  Borrowing not to exceed                                                      X                            X
  one-third of total fund assets
------------------------------------------------------------------------------------------------------------------
  Reverse repurchase agreement                                 X               X

------------------------------------------------------------------------------------------------------------------
  Dollar roll transactions

------------------------------------------------------------------------------------------------------------------
  Leverage                                                                     X

------------------------------------------------------------------------------------------------------------------
  Securities lending not to exceed
  10% of total fund assets

------------------------------------------------------------------------------------------------------------------
  Securities lending not to exceed                             X               X
  one-third of total fund assets
------------------------------------------------------------------------------------------------------------------
  When-issued and forward                                      X               X             X
  commitment securities
------------------------------------------------------------------------------------------------------------------
  Forward currency contracts2                                                  X

------------------------------------------------------------------------------------------------------------------
  Purchase options on securities
  and currencies3

------------------------------------------------------------------------------------------------------------------
 Purchase options on securities
  and indices3
------------------------------------------------------------------------------------------------------------------
  Write covered call options3                      X

------------------------------------------------------------------------------------------------------------------
  Write covered put options3

------------------------------------------------------------------------------------------------------------------
  Interest rate futures contracts4

------------------------------------------------------------------------------------------------------------------
  Futures and swaps and options                                                X
  on futures4
------------------------------------------------------------------------------------------------------------------
  Equity swap

------------------------------------------------------------------------------------------------------------------
  Illiquid securities limited to                   X
  5% of fund's net assets
------------------------------------------------------------------------------------------------------------------

  Illiquid securities limited to
  10% of fund's net assets
------------------------------------------------------------------------------------------------------------------
  Illiquid securities limited to                               X               X
  15% of fund's net assets
------------------------------------------------------------------------------------------------------------------

1 Under the Investment Company Act, repurchase agreements and reverse dollar roll transactions are considered to be loans by a fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a fund may experience delay or difficulty in exercising it rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

2 A fund that may invest in forward currency contracts may not invest more than 70% of its assets in such contracts.

3 A fund will not enter into options on securities, securities indices or currencies or related options (including options on futures) if the sum of initial margin deposits and premiums paid for any such option or options would exceed 5% of its total assets, and it will not enter into options with respect to more than 25% of its total assets.

4 A Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

Borrowing

     Funds may borrow up to 5% of their total assets for temporary or emergency purposes.

Defensive Investments and Portfolio Turnover

     Each Lexington Fund may invest up to 100% of its total assets in cash or high-quality debt obligations for temporary defensive purposes.

     The "portfolio turnover rate" is the frequency a Fund buys and sells securities. Frequent transactions involve added expense. The following funds expect a portfolio turnover rate of greater than 100%:


Hedging and Risk Management Practices

     The Lexington Funds (other than the Money Market Trust) may "hedge" against changes in financial markets, currency rates and interest rates. A typical hedge is designed to offset a decline that could hurt the value of the Fund's securities. The Lexington Funds may hedge with "derivatives." Derivatives are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Some Lexington Funds (see chart) may invest in options and futures contracts.

     Hedging transactions involve certain risks. Although a Fund may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for a Fund than if it did not hedge. If a Fund does not correctly predict a hedge, it may lose money. In addition, a Fund pays commissions and other costs in connection with such investments. Hedging transactions may not exist is some countries.

Investment Restrictions

     The investment objective of each Lexington Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, each Fund's other investment policies may be changed by its Board. If a Fund changes its investment objective or policies, you should consider whether that Fund is right for you. The Lexington Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

                               RISK CONSIDERATIONS

Small Companies

     The Lexington Crosby Small Cap Asia Growth Fund and Lexington Small Cap Value Fund emphasize investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

     Many companies traded on securities markets in many foreign countries are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Additionally, market making and arbitrage activities are generally less extensive in such markets and with respect to such companies, which may contribute to increased volatility and reduced liquidity of such markets or such securities. Accordingly, each of these markets and companies may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. To the extent that any of these countries experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in any such country may trade at price-earning multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. In addition, risks due to the lack of modern technology, the lack of a sufficient capital base to expand business operations, the possibility of permanent or temporary termination of trading, and greater spreads between bid and ask prices may exist in such markets.

Foreign Securities

     The Lexington Crosby Small Cap Asia Growth Fund, Lexington Global Fund, Lexington Goldfund, Lexington Growth and Income Fund, Lexington International Fund, Lexington Ramirez Global Income Fund, Lexington Troika Dialog Russia Fund and Lexington Worldwide Emerging Markets Fund have the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. The Lexington Crosby Small Cap Asia Growth Fund and Lexington Global Fund, and particularly the Lexington Ramirez Global Income Fund, Lexington Troika Dialog Russia Fund and Lexington Worldwide Emerging Markets Fund, may invest in securities of companies domiciled in, and in markets of, so-called emerging market countries. These investments may be subject to higher risks than investments in more developed countries.

     Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, these funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in this Prospectus and in the Statement of Additional Information.

     Brokerage commissions, fees for custodial services and other costs relating to investments in other countries are generally greater than in the U.S. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions. The inability of a fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the fund if the value of the portfolio security declined or result in claims against the fund. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which these funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

     Because certain foreign securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a fund's securities denominated in the currency. Such changes also affect the fund's income and distributions to shareholders. A fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and a fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

     Some countries in which one of these funds may invest also may have fixed or managed currencies that are not freely convertible at market rates into the U.S dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the fund. Many countries in which a fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the fund. The fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Lower-Quality Debt

     The Lexington  Convertible  Securities,  Lexington Troika Dialog Russia and
Lexington Ramirez Global Income Funds are authorized to invest high-yield, lower-rated debt securities. Lower-rated debt securities are considered highly speculative and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher-grade debt securities.

Concentration in Securities of Russian Companies

     The Lexington Troika Dialog Russia Fund concentrates its investment in companies that have their principal activities in Russia. Consequently, the Lexington Troika Dialog Russian Fund's share value may be more volatile than that of investment companies not sharing this geographic concentration. Since the breakup of the Soviet Union at the end of 1991, Russia has experienced dramatic political and social change. The political system in Russia is emerging from a long history of extensive state involvement in economic affairs. The country is undergoing a rapid transition from a centrally-controlled command system to a market-oriented, democratic model. The Lexington Troika Dialog Russia Fund may be affected unfavorably by political or diplomatic developments, social instability, changes in government policies, taxation and interest rates, currency repatriation restrictions and other political and economic developments in the law or regulations in Russia and, in particular, the risks of expropriation, nationalization and confiscation of assets and changes in legislation relating to foreign ownership. See "Russia" and "Russian Company" in the Glossary.

     The political environment in Russia in 1997 is more stable than in 1993 and earlier when clashes between reformers and reactionaries were continuous, setting the stage for an attempted coup d'etat in October 1993. Nevertheless, there is still a great deal of uncertainty surrounding the political future of the country. The civil war in Chechnya has highlighted the political tensions that exist between the central government in Moscow and some of the regions within the Russian Federation and has contributed to political instability by weakening confidence domestically and internationally in the government. The risk exists that armed conflict in Chechnya will continue, which could deter foreign investment and international aid and further weaken the reformist government's control. A continuing trend away from reformers toward conservatives could further deter foreign investment if foreign policy initiatives contrary to western interests (Iran, Iraq) lead to a deterioration in relations between the Russian Federation and the West. The risk also exists that the political tensions associated with the war in Chechnya will lead to attempts for independence in other regions within the

Russian  Federation.  The war in Chechnya and other inflammatory issues may also
lead  to  greater   tensions  and  divisions   between  the  President  and  the
legislature.

     The military could have a negative impact on Russia's political and economic future. The declining stature of Russia as a world power has led to a widespread sentiment among Russians for a return to Russia's status as a superpower. Demobilization of troops, cuts in the military budget, the growth of significant gaps in living standards between the military and civilian sectors, and the perception of an external threat from NATO could lead to further political unrest.

     Moreover, it is uncertain whether Russia's privatization process will continue. Although government officials have publicly pledged their continued support for the reform process. It is also unclear whether the reforms intended to liberalize prevailing economic structures based on free market principles will be successful, particularly in terms of foreign ownership of Russian companies.

     The planned economy of the former Soviet Union was run with qualitatively different objectives and assumptions from those prevalent in a market system and Russian businesses do not have any recent history of operating within a market-oriented economy. In general, relative to companies operating in Western economies, companies in Russia are characterized by a lack of: (i) management with experience of operating in a market economy; (ii) modern technology; and,
(iii) a sufficient capital base with which to develop and expand their operations. It is unclear what will be the future effect on Russian companies, if any, of Russia's continued attempts to move toward a more market-oriented economy.

     Russia's economy has experienced severe economic recession, if not depression, since 1990 during which time the economy has been characterized by high rates of inflation, high rates of unemployment, declining gross domestic product, deficit government spending, and a devaluing currency. The economic reform program has involved major disruptions and dislocations in various sectors of the economy. The economic problems have been exacerbated by a growing liquidity crisis which culminated in a bank liquidity crisis in August 1995. The taxation system has had numerous attempts at reform, but a failure to collect taxes is an ongoing major problem.

     Russia presently receives significant financial assistance from a number of countries through various programs. To the extent these programs are reduced or eliminated in the future, Russian economic development may be adversely impacted.

     The Russian securities markets are substantially smaller, less liquid and significantly more volatile than the securities markets in the United States. In addition, there is little historical data on these securities markets because they are of recent origin. A substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges and over-the-counter markets. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading volume. Some issuers may be exposed to center-regional conflicts in jurisdiction in the areas of taxation and overall corporate governance which could put the Fund's investments at risk. In addition, because the Russian securities markets are smaller and less liquid than in the United States, obtaining prices on portfolio securities from independent sources may be more difficult than in other markets.

     Although evolving rapidly, even the largest of Russia's stock exchanges are not well developed compared to Western stock exchanges. The actual volume of exchange-based trading in Russia is low and active on-market trading generally occurs only in the shares of a few private companies. Most secondary market trading of equity securities occurs through over-the-counter trading facilitated by a growing number of licensed brokers. Shares are traded on the over-the-counter market primarily by the management of enterprises, investment funds, short-term speculators and foreign investors.

Interest Rates

     The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value, and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the more sensitive that security is to changes in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of the issuer's creditworthiness also affect the market value of that issuer's debt securities.

     Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Lexington GNMA Income Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, a fund's yield will decline correspondingly. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Lexington GNMA Income Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium. Duration is one of the fundamental tools used by the Manager in managing interest rate risks including prepayment risks. See "Duration" in the Glossary.

     Non-diversified Portfolio. The Lexington Goldfund and Lexington Troika Dialog Russia Fund are "non-diversified" investment companies under the Investment Company Act. This means that the Lexington Goldfund and Lexington Troika Dialog Russia Fund are not limited in the proportion of their total assets that may be invested in a single company. The Lexington Goldfund and Lexington Troika Dialog Russia Fund may invest a greater portion of their assets in fewer companies than "diversified" funds, and thus may be subject to greater risk. The Lexington Goldfund and Lexington Troika Dialog Russia Fund, however, intend to comply with the diversification requirements of federal tax laws to qualify as a regulated investment company.

                             MANAGEMENT OF THE FUNDS

Board of Directors/Trustee

     Each Lexington Fund has either a Board of Directors or a Board of Trustees that establishes its policies and supervises and reviews its management. Day-to-day operations of the Lexington Funds are administered by the officers of the Lexington Funds and by the Manager and Sub-Advisers pursuant to the terms of an investment management agreement with each fund and investment sub-advisory agreements between the Manager and the Sub-Advisers.

Board of Advisers

     The Lexington Troika Dialog Russia Fund's Board of Directors will receive oversight assistance from a Board of Advisers which will be composed of experts in Russian political and economic affairs. The Board of Advisers will be responsible for providing the Board of Directors with periodic updates on political and macroeconomic conditions and trends in Russia, and their potential implication for the overall investment environment in

Russia. This will enhance the Board of Directors' ability to oversee and safeguard the assets of the Lexington Troika Dialog Russia Fund.

Investment Adviser

     Lexington Management Corporation is the Manager of the Lexington Funds. The Manager was formed in 1938 and is an investment adviser registered as such with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager advises private clients as well as the Lexington Funds. The Manager is a wholly-owned subsidiary of Lexington Global Asset Managers, Inc., a Delaware corporation. Descendants of Lunsford Richardson, Sr., their spouses, trusts and other related entities have a controlling interest in Lexington Global Asset Managers, Inc.

                                THE SUB-ADVISERS

Lexington Convertible Securities Fund

     The Manager has entered into a Sub-Advisory Agreement with Ariston Capital Management Corporation ("Ariston"). Under the Sub-Advisory Agreement, Ariston will provide the Lexington Convertible Securities Fund with investment management and administrative services. Ariston also serves as investment adviser to private and institutional investment accounts. Such accounts own a significant number of shares of the Lexington Convertible Securities Fund as part of their investment program. Ariston was founded in 1977 and provides investment management to individuals, corporations, pension and profit sharing plans, and other qualified retirement plan accounts. Ariston is recognized for its expertise in portfolio management, specializing in convertible securities and market forecasting.

Lexington Crosby Small Cap Asia Growth Fund

The Manager has entered into a Sub-Advisory Agreement with Crosby Asset Management (US) Inc. ("Crosby"). Under the Sub-Advisory Agreement, Crosby will provide the Lexington Crosby Small Cap Asia Growth Fund with investment management services. Crosby was established on October 4, 1990 in the British Virgin Islands. Crosby manages assets and provides investment advice for investment company and institutional private accounts around the world. It is a subsidiary of the Crosby Group.

Lexington Ramirez Global Income Fund

     The Manager has entered into a Sub-Advisory Agreement with MFR Advisors, Inc. ("MFR"). Under the Sub-Advisory Agreement, MFR will provide the Lexington Ramirez Global Income Fund with investment and economic research services. MFR does not manage any assets for investment companies, but is an institutional manager for private clients. MFR is a subsidiary of Maria Fiorini Ramirez, Inc.

Lexington SmallCap Value Fund

     The Manager has entered into a Sub-Advisory Agreement with Capital Technology Inc. ("CTI"). Under the Sub-Advisory Agreement, CTI will provide the Lexington SmallCap Value Fund with investment advice and management of the Fund's investment program. CTI was founded in Charlotte, North Carolina in 1977 and invests exclusively in domestic smaller capitalization stocks. CTI currently manages assets both small and mid cap growth and value styles for primarily institutional clients.

Lexington Troika Dialog Russia Fund

     The Manager has entered into a Sub-Advisory Agreement with Troika Dialog Asset Management ("TDAM"). Under the Sub-Advisory Agreement, TDAM will provide the Lexington Troika Dialog Russia Fund with investment advice and management of the Fund's investment program. TDAM is a wholly owned subsidiary of Troika Dialog which was founded in Moscow, Russia in 1991 by Dialog Bank and Troika Capital Corporation.

     The Manager as owner of the registered service mark "Lexington" will sublicense the Sub-Advised Funds to include the word "Lexington" as part of their names subject to revocation by the Manager in the event that the Funds cease to engage the Manager or its affiliates as investment manager or distributor. Crosby has authorized the Lexington Crosby Small Cap Asia Growth Fund to include the word "Crosby" as part of its corporate name subject to revocation by Crosby in the event the Lexington Crosby Small Cap Asia Growth Fund ceases to engage Crosby as Sub-Adviser. In that event the Funds will be required upon demand of the Manager (or with regard to the Lexington Crosby Small Cap Asia Growth Fund, Crosby) to change their respective names to delete the word "Lexington" (or with regard to the Lexington Crosby Small Cap Asia Growth Fund, "Crosby") therefrom.

                               PORTFOLIO MANAGERS

Lexington Convertible Securities Fund

     Richard B. Russell manages the Lexington Convertible Securities Fund. Mr. Russell is President of Ariston Capital Management Corporation, the Lexington Convertible Securities Fund's Sub-Adviser. He is a graduate of the School of Business at the University of Washington and has completed additional training at the New York Institute of Finance. He is a recognized authority on portfolio management, particularly through the use of convertible securities and market forecasting. He has spent his entire professional career as an independent money manager, dating from 1972. Before founding Ariston in 1977, he was a full-time manager of private family assets. Mr. Russell has conducted extensive research on investment topics.

Lexington Crosby Small Cap Asia Growth Fund

     Christina Lam is a lead manager (Nigel Webber is the other lead manager) on a portfolio management team that manages the Lexington Crosby Small Cap Asia Growth Fund. Ms. Lam is Vice President and Portfolio Manager of the Lexington Crosby Small Cap Asia Growth Fund. Ms. Lam joined Crosby Asset Management in 1991. She is responsible for the investment management of the listed equity portfolios under the management of Crosby Asset Management which include a major Asian small capitalization account. After graduating with a Law Degree with Honors from Warwick University, she qualified as a Barrister from Lincoln's Inn in London. She moved to Hong Kong in 1987 where she joined Schroder Securities Limited in Hong Kong as an investment analyst, where her coverage included the utilities, industrials and retail sectors and conglomerates.

     Nigel Webber is a lead manager (Ms. Lam is the other lead manager) on a portfolio management team that manages the Lexington Crosby Small Cap Asia Growth Fund. Mr. Webber is Vice President and Portfolio Manager of the Lexington Crosby Small Cap Asia Growth Fund. Mr. Webber is responsible for the Fund's overall investment strategy. Mr. Webber was appointed a Managing Director of Crosby Asset Management in October 1993 with primary responsibility for business development. He joined Crosby Asset Management after being a partner in Causeway Capital Limited, a leading independent U.K. investment management firm specializing in private equity investment and smaller listed companies. He started his career at KPMG Peat Marwick, followed by five years at Citicorp International Bank Limited in London and New York and three years with Mercantile House Holdings PLC a leading financial services group. In 1987, he joined as Managing Director, an investment company specializing in the financial sector where he first became associated with the Crosby Group. He was a Director and member of the investment committee of The Thai Development Capital Fund Limited and The China Investment Company Ltd., two funds managed by Crosby Asset Management from their launch until September 1993.

Lexington Global Fund

     Richard Saler is part of an investment management team that manages the Lexington Global Fund. Mr. Saler is Senior Vice President, Director of International Investment Strategy of the Manager. Mr. Saler is responsible for international investment analysis and portfolio management at the Manager. He has ten years of investment experience. Mr. Saler has focused on international markets since first joining the Manager in 1986. In 1991 he was a strategist with Nomura Securities and rejoined the Manager in 1992. Mr. Saler is a graduate of New York University with a B.S. Degree in Marketing and an M.B.A. in Finance from New York University's Graduate School of Business Administration.

     Phillip A. Schwartz is part of an investment management team that manages the Lexington Global Fund. Mr. Schwartz is a Vice President of the Manager, Chartered Financial Analyst and member of the New York Security Analysts Association. He is responsible for international investment analysis and portfolio management at the Manager, and has eight years investment experience. Prior to joining Lexington in 1993, Mr. Schwartz was Vice President of European Research Sales with Cheuvreux Devirieu in Paris and New York, serving the institutional market. Prior to Cheuvreux, he was affiliated with Olde and Co. and Kidder, Peabody as a stockbroker. Mr. Schwartz earned his B.A. and M.A. degrees from Boston University.

     Alan Wapnick is part of an investment management team that manages the Lexington Global Fund. Mr. Wapnick is Senior Vice President, Director of Domestic Investment Equity Strategy at the Manager. Mr. Wapnick is responsible for domestic investment analysis and portfolio management at LMC. He has 26 years investment experience. Prior to joining the Manager in 1986, Mr. Wapnick was an equity analyst with Merrill Lynch, J.&W. Seligman, Dean Witter and most recently Union Carbide Corporation. Mr. Wapnick is a graduate of Dartmouth College and received a Master's Degree in Business Administration from Columbia University.

Lexington GNMA Income Fund

     Denis P. Jamison manages the Lexington GNMA Income Fund. Mr. Jamison is Senior Vice President and Director Fixed Income Strategy of Lexington Management Corporation. Mr. Jamison is responsible for fixed-income portfolio management. He is a member of the New York Society of Security Analysts. Prior to joining the Manager in 1981, Mr. Jamison had spent nine years at Arnold Bernhard & Company, an investment counseling and financial services organization. At Bernhard, he was a Vice President supervising the security analyst staff and managing investment portfolios. He is a specialist in government, corporate and municipal bonds. Mr. Jamison is a graduate of the City College of New York with a B.A. in Economics.

Lexington Goldfund

     Robert W. Radsch, CFA, is portfolio manager of the Lexington Goldfund. Mr. Radsch is a Vice President of the Manager. Prior to joining Lexington in July 1994, he was Senior Vice President, Portfolio Manager and Chief Economist for the Bull & Bear Group. He has extensive experience managing gold, silver and platinum on an international basis having managed precious metals and international funds for more than 13 years. Mr. Radsch is a graduate of Yale University with a B.A. degree and holds an M.B.A. in Finance from Columbia University.

Lexington Growth and Income Fund

     Mr. Wapnick is portfolio manager of the Lexington Growth and Income Fund.

Lexington International Fund

     Mr. Saler and Mr. Schwartz manage the Lexington International Fund as an investment management team. Mr. Saler is the lead manager and Mr. Schwartz is the co-manager.

Lexington Money Market Trust

     Mr. Jamison is portfolio manager of the Lexington Money Market Trust.

Lexington Ramirez Global Income Fund

     Maria Fiorini Ramirez, President and Chief Executive Officer of MFR Advisors Inc., began her career as a credit analyst with American Express International Banking Corporation in 1968. In 1972, she moved to Banco Nazionale De Lavoro in New York. The following year, she started a ten year association with Merrill Lynch, serving as Vice President and Senior Money Market Economist. She joined Becker Paribas in 1984 as Vice President and Senior Money Market Economist before joining Drexel Burnham Lambert that same year as First Vice President and Money Market Economist. She was promoted to Managing Director of Drexel in 1986. From April, 1990 to

August 1992, Ms. Ramirez was the President and Chief Executive Officer of Maria Ramirez Capital Consultants, Inc., a subsidiary of John Hancock Freedom Securities Corporation. Ms. Ramirez established MFR in August, 1992, MFR is Sub-Adviser to the Lexington Ramirez Global Income Fund. Ms. Ramirez holds a B.A. in Business Administration and Economics from Pace University.

Lexington Small Cap Value Fund

     Dennis Hamilton is one of two lead managers (Robb W. Rowe is the other lead manager) of a portfolio management team that manages the Lexington SmallCap Value Fund. Mr. Hamilton is Vice President and Portfolio Manager of CTI. He is responsible for issue selection and the day to day investment activities of the SmallCap Value Fund. Mr. Hamilton joined CTI in 1994 after being a principal at Mercer Investment Consulting, Inc. He has also served as Director of Pension Investment for several multi-billion dollar corporate pension funds and was President and Chief Investment Officer of Western Reserve Capital Management, Inc., an SEC registered investment advisor. He is an Honors graduate of Colgate University and earned an MBA from Harvard Business School in 1971.

     Robb W. Rowe is one of two lead managers (Mr. Hamilton is the other lead manager) of a portfolio management team that manages the Lexington SmallCap Value Fund. Mr. Rowe is President and principal shareholder of CTI. He is responsible for the SmallCap Value Fund's overall investment strategy. Mr. Rowe joined CTI in 1982 after being Vice President and Regional Manager of AG Becker Co. He is a graduate of Ripon College and receive an MBA from the University of Chicago in 1971.

Lexington Troika Dialog Russia Fund

     Peter Derby is a manager on a portfolio management team (the other members of the portfolio management team include Gavin Rankin and Ruben Vardanian) that manages the Lexington Troika Dialog Russia Fund. Mr. Derby is the Chairman of the Board of TDAM and is the President, Chief Executive Officer and founder of Troika Dialog and is the President and Chief Executive Officer of Dialog Bank, a position he has held since 1991. Mr. Derby participated in the drafting of corporate, banking and securities legislation in Russia and is currently a member of the Expert Council of Russia's Federal Securities Exchange Commission. Mr. Derby holds numerous director positions in Russian enterprises and charities; he is a founding and current Member of the Board of the Moscow International Currency Exchange, and is a Member of the Board of Directors of the American Chamber of Commerce in Russia.

Mr. Derby is Treasurer and Member of the Board of Junior Achievement in Russia. He is a founding Member of the Russian-American Professional Club in New York City.

     Gavin Rankin is is the lead manager of a portfolio management team (the other members of the portfolio management team include Mr. Peter Derby and Mr. Ruben Vardanian) that manages the Lexington Troika Dialog Russia Fund. Mr. Rankin Head of Research for TDAM and Troika Dialog. He is responsible, along with other members of the portfolio management team, for the Fund's overall investment strategy. Before joining Troika Dialog, he was the Founder and Chief Executive Officer of Lonpra A.S., an investment banking firm in Czechoslovakia in 1991. Mr. Rankin received a degree in law (L.L.B.) from the University of Buckingham in England and also qualified as a Chartered Accountant with Price Waterhouse. Mr. Rankin has extensive experience in East European equity research and management.

     Ruben Vardanian is a manager on a portfolio management team (the other members of the portfolio management team include Mr. Peter Derby and Mr. Gavin Rankin) that manages the Lexington Troika Dialog Russia Fund. Mr. Vardanian is President of TDAM and Executive Director of Troika Dialog. Mr. Vardanian, a Russian national, is a sitting member of the Moscow Times Index Composition Committee. He is a Director and former Chairman of the Board of Directors of the Depository Clearing Company. He is also Chairman of the Board of Directors of the Russian capital markets self-regulatory organization (PAUFOR). Mr. Vardanian received a Masters Degree with Distinction from the Finance Department of Moscow State University. He received post-graduate training with Banca CRT in Italy and the Emerging Markets Division of Merrill Lynch in New York.


Lexington Worldwide Emerging Markets Fund

     Mr. Saler is the lead manager of an investment management team that manages the Lexington Worldwide Emerging Markets Fund.

                        HOW TO DO BUSINESS WITH THE FUNDS

How to Contact the Funds .................................................... 51
How to Invest in the Funds .................................................. 51
How to Redeem an Investment in the Funds .................................... 54
Exchange Privileges and Restrictions ........................................ 56

                                FUND INFORMATION

How Net Asset Value Is Determined ........................................... 57
Dividends and Distributions ................................................. 58
Taxation .................................................................... 60
General Information ......................................................... 61
Backup Withholding .......................................................... 63
Glossary .................................................................... 64

                            HOW TO CONTACT THE FUNDS

     Call a Lexington shareholder service representative for information on the Funds or your account, at:

                                (800) 526-0056 or
                           (201) 845-7300 for Service
                           (800) 526-0052 for 24 Hour
                               Account Information

     Mail your completed application, any checks, investment or redemption instructions and correspondence to the Transfer Agent:

                            Transfer Agent:
                            State Street Bank and Trust Company
                            c/o National Financial Data Services
                            Lexington Funds
                            1004 Baltimore
                            Kansas City, Missouri 64105

How to Invest in the Funds

     The Funds' shares are offered directly to the public, with no sales load, at their nextdetermined net asset value after receipt of an order with payment. The Funds' shares are offered for sale by State Street Bank and Trust Company (the "Transfer Agent") and through selected securities brokers and dealers.

     If an order, together with payment in proper form, is received by the Transfer Agent by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, fund shares will be purchased at the fund's next-determined net asset value. Orders for fund shares received after the Funds' cutoff times will be purchased at the next-determined net asset value after receipt of the order.

     The minimum  investment  in each fund is  described  in this  section.  The
Manager or the Distributor, in its discretion, may waive these minimums. The Funds do not accept third-party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S. See the Statement of Additional Information for further details.

Initial Investments

     Minimum Initial Investment (except Lexington
       Troika Dialog Russia Fund):                                        $1,000

     Minimum Initial Investment for the Lexington Troika
       Dialog Russia Fund:                                                $5,000

Initial Investments by Check

     o Complete the New Account Application. Tell us in which fund(s) you want to invest and make your check payable to The Lexington Funds.

     o Mail the New Account Application and check to the Transfer Agent at the address given above.

     o    A charge may be imposed on checks that do not clear.

     o The Funds and the Distributor each reserve the right to reject any purchase order in whole or in part.

Initial Investments by Wire

     o Shares of the following Funds may be purchased by wire: Lexington Crosby SmallCap Asia Growth Fund and Lexington Money Market Trust.

     o Telephone the Funds toll-free at 1-800-526-0056. Provide the Transfer Agent with your name, dollar amount to be invested and fund(s) in which you want to invest. They will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

     o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

                  State Street Bank and Trust Company
                  Attention: Mutual Funds Dept.
                  Account # 99043713
                  For Credit to: (shareholder(s) name)
                  Shareholder Account Number: (shareholder(s) account number) Name of Fund: (Lexington Fund name)

     o A completed New Account Application must then be forwarded to the Fund at the address on the Application.

     o    Your bank may charge a fee for any wire transfers.

     o The Funds and the Distributor each reserve the right to reject any purchase order in whole or in part.

Minimum Subsequent Investment:                                               $50

     Subsequent Investments by Check

     o Make your check payable to The Lexington Funds. Enclose the detachable form which accompanies the Transfer Agent's confirmation of a prior transaction with your check. If you do not have the detachable form, mail your check with written instructions indicating the fund name and account number to which your investment should be credited.

     o    A charge may be imposed on checks that do not clear.

     Subsequent Investments by Wire

     o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent using the bank wire information under "Initial Investments by Wire" above.

     "Lex-O-Matic" the Automatic Investment Plan

     o A shareholder may make additional purchases of shares automatically on a monthly or quarterly basis with the automatic investing plan, "Lex-O-Matic."

     o "Lex-O-Matic" will be established on existing accounts only. You may not use an "Lex-O-Matic" investment to open a new account. The minimum automatic investment amount is $50.

     o    Your bank must be a member of the Automated Clearing House.

     o To establish Lex-O-Matic, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Lexington Account Application or your letter of instruction.

          Investments will automatically be transferred into your Lexington Account from your checking or savings account.

     o Investments may be transferred either monthly or quarterly on or about the 15th day of the month.

     o You should allow 20 business days for this service to become effective.

     o You may cancel your Lex-O-Matic at any time provided that a letter is sent to the Transfer Agent ten days prior to the scheduled investment date. Your request will be processed upon receipt.

     By investing in the Lexington Funds, you appoint the Transfer Agent as your agent to establish an open account to which all shares purchased will be credited, along with any dividends and capital gain distributions which are paid in additional shares (see "Dividends and Distributions"). Stock certificates will be issued, upon written request, for full shares of Lexington Funds. Certificates will not be issued for 30 days unless payment is made by certified check, cashier's check or federal funds wire. In order to facilitate redemptions and transfers, most shareholders elect not to receive certificates

     You may purchase shares of the Lexington Funds through broker-dealers or financial institutions that have selling agreements with LFD. Broker-dealers and financial institutions that process such orders for customers may charge a fee for their services. The fee may be avoided by purchasing shares directly from the Lexington Funds.

                    HOW TO REDEEM AN INVESTMENT IN THE FUNDS

     The Funds will redeem all or any portion of an investors outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholders instructions. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below.

     A 2% redemption fee will be charged on the redemption of shares of the Troika Dialog Russia Fund held less than 365 days. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee will be applied on a share by share basis using the "first shares in, first shares out" (FIFO) method. Therefore, the oldest shares are considered to have been sold first.

     Redeeming by Written Instruction

     o Write a letter giving your name, account number, the name of the fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

     o Signature-guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $25,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent for more information.

     o If a redemption request is sent to the Fund in New Jersey, it will be forwarded to the Transfer Agent and the effective date of redemption will be the date received by the Transfer Agent.

     o Checks for redemption proceeds will normally be mailed within three business days, but will not be mailed until all checks in payment for the shares to be redeemed have been cleared. Shareholders who redeem all their shares will receive a check representing the value of the shares redeemed plus the accrued dividends through the date of redemption. Where shareholders redeem only a portion of their shares, all dividends declared but unpaid will be distribute on the next dividend payment date.

     Redeeming by Telephone

     o Shares of the Money Market Trust may redeemed by telephone. Call the Fund toll free at 1-800-526-0056.

     o A redemption authorization and signature guarantee must be given before a shareholder may redeem by telephone. A redemption authorization form is contained in the New Account Application and authorization forms may be obtained by calling the Funds.

     o Shareholders may elect on the redemption authorization form to have redemption proceeds, in any amount of $200 or more, either mailed to the registered address, wired to a bank account or mailed to any other designated person. A new form must be completed whenever these instructions are revised.

     o Telephone redemption privileges may be cancelled by instructing the Transfer Agent in writing. Your request will be processed upon receipt.

     o Exchange by telephone, see below "Exchange Privileges and Restrictions."

     Redeeming by Check

     o    Checkwriting is available on the Money Market Trust.

     o The minimum amount per check is $100 or more up to $500,000 at no charge. Checks for less than $100 or over $500,000 will not be honored.

     o    All checks require only one signature unless otherwise indicated.

     o    Checks will be returned to you at the end of each month.

     o Redemption checks are free, but a charge of $15.00 may be imposed for any stop payments requested.

     o    Redemption checks should not be used to close your account.

     o Procedures for redemptions by telephone, at no charge, or check may only be used for shares for which share certificates have not been issued, and may not be used to redeem shares purchased by check which have been on the books of the Fund for less than 15 days.

Systematic Withdrawal Plan

     Under a Systematic Withdrawal Plan, a shareholder with an account value of $10,000 or more in a fund may receive (or have sent to a third party) periodic payments (by check or wire). If the proceeds are to be mailed to a third party a signature guarantee is required. The minimum payment amount is $100 from each fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes.

                      EXCHANGE PRIVILEGES AND RESTRICTIONS

     Shares of the Lexington Funds may be exchanged for shares of equivalent value of any Lexington Fund. If an exchange involves investing in a Lexington Fund not already owned, the dollar amount of the exchange must meet the minimum initial investment amount. An exchange may result, in a recognized gain or loss for income tax purposes. Exchanges of over $500,000 will take three days to complete. See the discussion of fund telephone procedures and limitations of liability under "Telephone Transactions" above.

     Purchasing and Redeeming Shares by Exchange

     o You may make exchange requests in writing or by telephone. Telephone exchanges may only be made if you have completed a Telephone Authorization form. Telephone exchanges may not be made within 7 days of a previous exchange.

     o    The minimum exchange required is $500.

     o    Telephone  exchanges  may only  involve  shares held on deposit by the
          Transfer   Agent,   not  shares  held  in  certificate   form  by  the
          shareholder.

     o Any new account established by a shareholder will also have the privilege of exchange by telephone in the Lexington Funds. All accounts involved in a telephonic exchange must have the same dividend option as the account from which the shares are transferred.

                        HOW NET ASSET VALUE IS DETERMINED

     The net asset value of each Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per share net asset value is calculated by dividing the value of each fund's total net assets by the total number of that fund's shares then outstanding.

     As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked price. Securities traded over-the-counter are valued at the mean between the last current bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Funds' officers, and by the Manager and the Boards, in accordance with methods that are specifically authorized by the Boards. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value. When Fund management deems it appropriate prices obtained for the day of valuation from a third party pricing service will be used for the Lexington Troika Dialog Russia Fund.

     The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Boards. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of fund shares even without any change in the foreign-currency denominated values of such securities.

     Because foreign securities markets may close before the Funds determine their net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected unless the Manager, under supervision of the Board, determines that a particular event would materially affect a fund's net asset value.

                                DISTRIBUTION PLAN

     The Lexington Convertible Securities Fund, Lexington Goldfund, Lexington Growth and Lexington Income Fund, Lexington International Fund, Lexington Ramirez Global Income Fund, Lexington SmallCap Value Fund and Lexington Troika Dialog Russia Fund have each adopted a Distribution Plan. The Distribution Plan provides that the Funds may pay distribution fees up to 0.25% of their average daily net assets for distribution services.

                         SHAREHOLDER SERVICE AGREEMENTS

     The Lexington Crosby Small Cap Asia Growth Fund, Lexington Global Fund, Lexington GNMA Income Fund and Lexington Worldwide Emerging Markets Fund may enter into Shareholder Servicing Agreements with one or more Shareholder Servicing Agents. The Shareholder Servicing Agents provide various services to shareholders. For these services, each Shareholder Servicing Agent receives fees up to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is made. The Manager, at no additional cost to the Funds, may pay to Shareholder Servicing Agents additional amounts from its past profits. Each Shareholder Servicing Agent may, from time to time, voluntarily waive all or a portion of the fees payable to it.

                           DIVIDENDS AND DISTRIBUTIONS

     Each fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of fund distributions are not guaranteed and are at the discretion of the Board. Currently, the Lexington Funds intend to distribute according to the following schedule:

                               Income Dividends                                      Capital Gains
---------------------------------------------------------------------------------------------------------------------------
Lexington Convertible          Declared and paid quarterly                           Declared and paid annually
   Securities
Lexington Growth and Income
Lexington Ramirez Global
   Income
---------------------------------------------------------------------------------------------------------------------------
Lexington GNMA Income          Declared and paid monthly                             Declared and paid annually
---------------------------------------------------------------------------------------------------------------------------
Lexington Crosby SmallCap      Declared and paid annually                            Declared and paid annually
   Asia Growth
Lexington International
Lexington SmallCap Value
Lexington Troika Dialog
   Russia
Lexington Global
Lexington Worldwide
   Emerging Markets
---------------------------------------------------------------------------------------------------------------------------
Lexington Goldfund             Declared daily and paid                               Declared and paid in
                               semi-annually                                         annually
---------------------------------------------------------------------------------------------------------------------------

     Unless investors request cash distributions in writing, all dividends and other distributions will be reinvested automatically in additional shares of the applicable fund and credited to the shareholders account at the closing net asset value on the reinvestment date.

Distributions Affect a Fund's Net Asset Value

     Distributions are paid to you as of the record date of a distribution of a fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in each fund's daily net asset value. The share price of a fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Growth and Income Fund declared a dividend in the amount of $0.50 per share. If the Growth and Income Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.

"Buying a Dividend"

     If you buy shares of a fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." In the example above, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.50 per share as a dividend and your shares would now be worth $9.50 per share. Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of net asset value of the Fund, regardless of whether you reinvested the dividends.

                                    TAXATION

     Each of the funds has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Code, by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Funds generally will not be liable for federal income tax or excise tax based on net income except to the extent their earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code. If a fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. Funds investing in foreign securities also may incur tax liability to the extent they invest in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.

     For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase fund shares) receive from the Funds are considered ordinary income. Part of the distributions paid by the Funds may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of a fund are treated by shareholders as long-term capital gains regardless of the length of time the fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Funds.

     Each fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Funds. Additional information on tax matters relating to the Funds and their shareholders is included in the Statement of Additional Information.

                               GENERAL INFORMATION

The Funds

     The Lexington Convertible Securities Fund, Lexington Money Market Trust and Lexington Ramirez Global Income Fund are business trusts organized under the laws of Massachusetts. The Lexington Crosby Small Cap Asia Growth Fund, Lexington Global Fund, Lexington GNMA Income Fund, Lexington Growth and Lexington Income Fund, Lexington International Fund, Lexington SmallCap Value Fund, Lexington Troika Dialog Russia Fund and Lexington Worldwide Emerging Markets Fund are Maryland corporations. The assets and liabilities of each business trust and corporation are separate and distinct from each other business trust or corporation.

     The Funds offer other classes of shares to eligible investors and may in the future designate other classes of shares for specific purposes.


Shareholder Rights

     Shares issued by the Funds have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by each fund and to the net assets of each fund upon liquidation or dissolution. Each fund votes separately on matters affecting only that fund (e.g., approval of the Investment Management Agreement). Voting rights are not cumulative, so the holders of more than 50% of the shares voting in any election of Trustees or Directors can, if they so choose, elect all of the Trustees or Directors of that Fund. Although the Funds are not required, and do not intend, to hold annual meetings of shareholders, such meetings may be called by each Fund's Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Fund for the purpose of electing or removing Trustees or Directors. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees or Directors pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

     From time to time, the Funds may publish their total return, and, in the case of certain funds, current yield and tax equivalent yield in advertisements and communications to investors. Total return information generally will include a fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the fund's inception of operations. A fund may also advertise aggregate and average total return information over different periods of time. Each fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against each fund's income.

     Current yield as prescribed by the SEC is an annualized percentage rate that reflects the change in value of a hypothetical account based on the income received from the fund during a 30-day period. It is computed by determining the net change, excluding capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period. A hypothetical charge reflecting deductions from shareholder accounts for management fees or shareholder services fees, for example, is subtracted from the value of the account at the end of the period, and the difference is divided by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized. See "Performance Information" in the Statement of Additional Information. Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return or current yield for any prior period should not be considered as a representation of what an investors total return or current yield may be in any future period. The Funds' Annual Report contains additional performance information and is available upon request and without charge by calling (800) 526-0056.

Legal Opinion

     The validity of shares offered by this Prospectus will be passed on by Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022.

Shareholder Reports and Inquiries

     During the year, the Funds will send you the following information:

     o    Confirmation  statements  are  mailed  after  every  transaction  that
          affects   your   account   balance,   except  for  most  money  market
          transactions

          (monthly)  and  preauthorized   automatic  investment,   exchange  and
          redemption services (quarterly).

     o Annual and semiannual reports are mailed approximately 60 days after December 31 and June 30.

     o    1099 tax form(s) are mailed by January 31.

     Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. Any questions should be directed to The Lexington Funds at (800) 526-0056.

                               BACKUP WITHHOLDING

Tax-payer identification number (TIN)

     Be sure to complete the Tax-Payer Identification Number section of the fund's application when you open an account. Federal tax law requires the fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax-payer identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required.

     A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholders account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholders account by a fund may be subject to up to 30% withholding instead of backup withholding.

     A shareholder who is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult a tax adviser.

                                   ----------

     This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesperson dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Funds' official sales literature.

                                   ----------

                                    GLOSSARY

o Cash equivalents. Cash equivalents are short-term, interest-bearing instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury Bills, bank money market deposit accounts, master demand notes and money market mutual funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by S&P or Prime1 by Moody's, or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager.

o Collateral assets. Collateral assets include cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities (except that instruments collateralizing loans by the Money Market Funds must be debt securities rated in the highest grade). Collateral assets are separately identified and rendered unavailable for

o Convertible security. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

o Covered call option. A call option is "covered" if the fund owns the underlying securities, has the right to acquire such securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an off setting call option.

o Covered put option. A put option is "covered" if the fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

o Depositary receipts. Depositary receipts include American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), global depositary receipts ("GDRs") and other similar instruments. Depositary receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

o Derivatives. Derivatives include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts and swaps and options on futures contracts on U.S. government and foreign government securities and currencies.

o Dollar roll transaction. A dollar roll transaction is similar to a reverse repurchase agreement except it requires a fund to repurchase a similar rather than the same security.

o Duration. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates. "Term to maturity," however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Manager's estimates of future economic parameters, which may vary from actual future values. Fixed income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

o Emerging market companies. A company is considered to be an emerging market company if its securities are principally traded in the capital market of an emerging market country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging market countries or from sales made in such emerging market countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws of, and with a principal office in, an emerging market country. An emerging market country is one having an economy and market that are or would be considered by the World Bank or the United Nations to be emerging or developing.

o Equity derivative securities. These include, among other things, options on equity securities, warrants and future contracts on equity securities.

o Equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment Equity swaps transitions may be volatile and may present the fund with counterparty risks.

o    FHLMC. The Federal Home Loan Mortgage Corporation.

o    FNMA. The Federal National Mortgage Association.

o Forward currency contracts. A forward currency contract is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year. A fund generally enters into forward contracts only under two circumstances. First, if a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of a fund's portfolio securities denominated in such currency. A fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

o Futures and options on futures. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. For example, a fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. Each fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

o    GNMA. The Government National Mortgage Association.

o Highly rated debt securities. Debt securities rated within the three highest grades by Standard & Poor's Corporation ("S&P") (AAA to A), Moodys Investors Services, Inc. ("Moody's") (Aaa to A) or Fitch Investor Services, Inc. ("Fitch") (AAA to A), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of

     Trustees. See the Appendix to the Statement of Additional Information for a description of these ratings.

o Illiquid securities. The Funds treat any securities subject to restrictions on repatriation for more than seven days, and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid. The Funds also treat repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

o Investment grade. Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa) or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees.

o Leverage. Some funds may use leverage in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. Leveraging also creates interest expenses that can exceed the income from the assets retained.

o Municipal securities. Municipal securities are obligations issued by, or on behalf of, states, territories and possessions of the U.S. and the District of Columbia, and their political subdivisions, agencies, authorities and instrumentalities, including It industrial development bonds, as well as obligations of certain agencies and instrumentalities of the U.S.
     government. Municipal securities eve classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenue derived from a particular facility, class of facilities or the proceeds of a special excise or other specific revenue source, but not from the issuer's general taxing power. Private activity bonds and industrial revenue bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes short-term instruments that are obligations of the issuing municipalities or agencies sold in anticipation of a bond sale, collection of taxes or other receipt of revenues.

o Options on securities, securities indices and currencies. A fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A fund may purchase put and call options on stock indices in order to hedge against risks of stock market or industry wide stock price fluctuations.

o Participation interests. Participation interests are issued by financial institutions and represent undivided interests in municipal securities. Participation interests may have fixed, floating or variable rates of interest. Some participation interests are subject to a "nonappropriation" or "abatement" feature by which, under certain conditions, the issuer of the underlying municipal security, without penalty, may terminate its payment obligation. In such event, the Funds must look to the underlying collateral.

o Repurchase agreement. With a repurchase agreement, a fund acquires a U.S. government security or other high-grade liquid debt instrument (for the Money Market Funds, the instrument must be rated in the highest grade) from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

o Reverse dollar roll transactions. When a fund engages in a reverse dollar roll, it purchases a security from a financial institution and concurrently agrees to resell a similar security to that institution at a later date at an agreed-upon price.

o Reverse repurchase agreement. In a reverse repurchase agreement, a fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

o Russia. "Russia" refers to the Russian Federation, which does not include other countries that formerly comprised the Soviet Union.

o Russian Company. "Russian Company" means a legal entity (i) that is organized under the laws of, or with a principal office and domicile in, Russia, (ii) for which the principal equity securities trading market is in Russia, or (iii) that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in Russia or that has at least 50% of its assets situated in Russia.

o Securities lending. A fund may lend securities to brokers, dealers and other financial organizations. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

o    S&P 500. Standard & Poor's 500 Composite Stock Price Index.

o U.S. government securities. These include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

o Warrant. A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

o When-issued and forward commitment securities. The Funds may purchase U.S. government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a fund. At the time a fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked to market daily. There is a risk that the securities may not be delivered and that the fund may incur a loss.

o Zero coupon bonds. Zero coupon bonds are debt obligations that do not pay current interest and are consequently issued at a significant discount from face value. The discount approximates the total interest the bonds will accrue and compound over the period to maturity or the first interest-payment date at a rate of interest reflecting the market rate of interest at the time of issuance.

                                   ----------

                               Investment Manager
                        Lexington Management Corporation
                                  P.O. Box 1515
                             Park 80 West, Plaza Two
                            Saddle Brook, N.J. 07663

                                   Distributor
                        Lexington Funds Distributor, Inc.
                                  P.O. Box 1515
                             Park 80 West, Plaza Two
                            Saddle Brook, N.J. 07663

                      All shareholder requests for services
                          of any kind shall be sent to:

                                 Transfer Agent
                       State Street Bank and Trust Company
                      c/o National Financial Data Services
                                 Lexington Funds
                                 1004 Baltimore
                           Kansas City, Missouri 64105

                                    Custodian
                           Chase Manhattan Bank, N.A.
                           1211 Avenue of the Americas
                            New York, New York 10022

                                  Legal Counsel
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022

                                    Auditors
                              KMPG Peat Marwick LLP
                                 345 Park Avenue
                            New York, New York 10154

                                   ----------

                           LEXINGTON GLOBAL FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 30, 1997


    This Statement of Additional Information which is not a prospectus, should be read in conjunction with the current prospectus of Lexington Global Fund, Inc. (the "Fund"), dated April 30, 1997, and as it may be revised from time to time. To obtain a copy of the Fund's prospectus at no charge, please write to the Fund at P.O. Box 1515/Park 80 West-Plaza Two, Saddle Brook, New Jersey 07663 or call the following toll-free numbers:



                         Shareholder Services:-1-800-526-0056
     Institutional/Financial Adviser Services:-1-800-367-9160
                  24-Hour Account Information:-1-800-526-0052

Lexington Management Corporation is the Fund's investment adviser. Lexington Funds Distributor, Inc. is the Fund's distributor.


                                TABLE OF CONTENTS


                                                                            Page

Investment Objective and Policies .........................................    2

Investment Restrictions ...................................................    3

Management of the Fund ....................................................    4

Investment Adviser, Distributor and Administrator .........................    7

Portfolio Transactions and Brokerage Commissions ..........................    8

Determination of Net Asset Value ..........................................    8

Telephone Exchange Provisions .............................................    8

Tax Sheltered Retirement Plans ............................................    9

Tax Matters ...............................................................   10

Performance Calculation ...................................................   15

Shareholder Reports .......................................................   15

Other Information .........................................................   15

Financial Statements ......................................................   16

                        INVESTMENT OBJECTIVE AND POLICIES

    For a full description of the Fund's investment objective and policies, see the Prospectus under "Investment Objective and Policies".

Certain Investment Methods

Settlement Transactions-When the Fund enters into contracts for purchase or sale of a portfolio security denominated in a foreign currency, it may be required to settle a purchase transaction in the relevant foreign currency or receive the proceeds of a sale in that currency. In either event, the Fund will be obligated to acquire or dispose of such foreign currency as is represented by the transaction by selling or buying an equivalent amount of United States dollars. Furthermore, the Fund may wish to "lock in" the United States dollar value of the transaction at or near the time of a purchase or sale of portfolio securities at the exchange rate or rates then prevailing between the United States dollar and the currency in which the foreign security is denominated. Therefore, the Fund may, for a fixed amount of United States dollars, enter into a forward foreign exchange contract for the purchase or sale of the amount of foreign currency involved in the underlying securities transaction. In so doing, the Fund will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the United States dollar and the foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received. This process is known as "transaction hedging".

    To effect the translation of the amount of foreign currencies involved in the purchase and sale of foreign securities and to effect the "transaction hedging" described above, the Fund may purchase or sell foreign currencies on a "spot" (i.e. cash) basis or on a forward basis whereby the Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt of delivery at a specified date which may be any fixed number of days in the future.

    Such spot and forward foreign exchange transactions may also be utilized to reduce the risk inherent in fluctuations in the exchange rate between the United States dollar and the relevant foreign dollar and the relevant foreign currency when foreign securities are purchased or sold for settlement beyond customary settlement time (as described below). Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's portfolio or securities or prevent loss if the price of such securities should decline.

Portfolio Hedging-Some or all of the Fund's portfolio will be denominated in foreign currencies. As a result, in addition to the risk of change in the market value of portfolio securities, the value of the portfolio in United States dollars is subject to fluctuations in the exchange rate between such foreign currencies and the United States dollar. When, in the opinion of LMC, it is desirable to limit or reduce exposure in a foreign currency in order to moderate potential changes in the United States dollar value of the portfolio, the Fund may enter into a forward foreign currency exchange contract by which the United States dollar value of the underlying foreign portfolio securities can be approximately matched by an equivalent United States dollar liability. This technique is known as "portfolio hedging" and moderates or reduces the risk of change in the United States dollar value of the Fund's portfolio only during the period before the maturity of the forward contract (which will not be in excess of one year). The Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the investment adviser. Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. The Fund will not enter into forward foreign currency exchange transactions for speculative purposes. The Fund intends to limit transactions as described in this paragraph to not more than 70% of the total Fund assets.

    Forward Commitments - The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") because new issues of securities are typically offered to investors, such as the Fund, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund's other assets. Although the Fund will enter into such contracts with the intention of acquiring the securities, the Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

Covered Call Options-Call options may also be used as a means of participating in an anticipated price increase of a security on a more limited basis than would be possible if the security itself were purchased. The Fund may write only covered call options. Since it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, this strategy will generally be used when the investment adviser believes that the call premium received by the Fund plus anticipated appreciation in the price of the underlying security, up to the exercise price of the call, will be greater than the appreciation in the price of the security. The Fund intends to limit transactions as described in this paragraph to less than 5% of total Fund assets. The Fund will not purchase put and call options written by others. Also, the Fund will not write any put options.

                             INVESTMENT RESTRICTIONS

    The Fund's investment objective, as described under "investment policy" and the following investment restrictions are matters or fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:

    (1) The Fund will not issue any  senior  security  (as  defined  in the 1940
Act), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

    (2) The Fund will not borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made; (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test. The Fund will only invest in reverse repurchase agreements up to 5% of the Fund's total assets.

    (3) The Fund will not act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

    (4) The Fund will not purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

    (5) The Fund will not make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

    (6)The Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts.

    (7) The Fund will not concentrate its investments in any one industry, except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. The Fund considers securities of individual foreign governments, companies and supranational organizations to be industries. This limitation, however, will not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

    (8) The Fund will not purchase securities of an issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States government or its agencies or instrumentalities or, with respect to 25% of the Fund's total assets, to securities issued or guaranteed by the government of any country other than the United States which is a member of the Organization for Economic Cooperation and Development ("OECD"). The member countries of OECD are at present: Australia, Austria, Belgium, Canada, Denmark, Germany, Finland, France, Greece,

Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States; or (b) such purchases would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

    In addition to the above fundamental restrictions, the Fund has undertaken the following non fundamental restrictions, which may be changed in the future by the Board of Directors, without a vote of the shareholders of the Fund:

    (1) The Fund will not participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the investment adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

    (2) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

    (3) The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

    (4) The Fund will not purchase securities of an issuer if to the Fund's knowledge, one or more of the Directors or officers of the Fund or LMC individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer nor will the Fund hold the securities of such issuer.

    (5) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

    (6) The Fund will not, except for investments which, in the aggregate, do not exceed 5% of the Fund's total assets taken at market value, purchase securities unless the issuer thereof or any company on whose credit the purchase was based has a record of at least three years continuous operations prior to the purchase.

    (7) The Fund will not invest for the purpose of exercising control over or management of any company.

    (8) The Fund will not purchase warrants except in units with other securities in original issuance thereof or attached to other securities, if at the time of the purchase, the Fund's investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund's total assets. Warrants which are not listed on a United States securities exchange shall not exceed 2% of the Fund's net assets. For these purposes, warrants attached to units or other securities shall be deemed to be without value.

    (9) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

    (10) The Fund will not purchase  interests in oil,  gas,  mineral  leases or other exploration programs; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas or other materials.

    The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

                             MANAGEMENT OF THE FUND

    The Directors and executive officers of the Fund and their principal occupations are set forth below:


+S.M.S.  CHADHA  (59),  Director.  3/16  Shanti  Niketan,  New Delhi 21,  India.
    Secretary, Ministry of External Affairs, New Delhi, India; Head of Foreign Service Institute, New Delhi, India; Special Envoy of the Government of India; Director, Special Unit for Technical Cooperation among Developing Countries, United Nations Development Program, New York.

*+ROBERT M. DEMICHELE (52), President and Chairman. P.O. Box 1515, Saddle Brook,
    N.J. 07663. Chairman and Chief Executive Officer, Lexington Management Corporation; President and Director, Lexington Global Asset Managers, Inc.; Chairman and Chief Executive Officer, Lexington Funds Distributor, Inc.; Chairman of the Board, Market Systems Research, Inc. and Market Systems Research Advisors, Inc.; Director, Chartwell Re Corporation, Claredon
    National Insurance Company, The Navigator's Group, Inc., Unione Italiana Reinsurance, Vanguard Cellular Systems, Inc. and Weeden & Co.; Vice Chairman of the Board of Trustees, Union College and Trustee, Smith Richardson Foundation.


+BEVERLEY C. DUER, Director, 340 East 72nd Street, New York, N.Y. 10021. Private
    Investor.   Formerly,   Manager  of  Operations  Research  Department,   CPC
    International, Inc.


*+BARBARA R. EVANS,  Director.  5 Fernwood Road,  Summit,  N.J.  07901.  Private
    Investor. Prior to May, 1989, Assistant Vice President and Securities Analyst, Lexington Management Corporation.


*+LAWRENCE  KANTOR,  Vice President and Director.  P.O. Box 1515,  Saddle Brook,
    N.J. 07663. Executive Vice President, General Manager and Director, Lexington Management Corporation; Executive Vice President and Director, Lexington Funds Distributor, Inc.; Executive Vice President and General Manager-Mutual Funds, Lexington Global Asset Managers, Inc.


+JERARD F. MAHER (50), Director. 300 Raritan Center Parkway, Edison, N.J. 08818.
    General Counsel, Federal Business Center; Counsel, Ribis, Graham & Curtin.

+ANDREW M. McCOSH (56), Director.  12 Wyvern Park, Edinburgh EH 92 JY, Scotland,
    U.K. Professor of the Organisation of Industry and Commerce, Department of Business Studies, The University of Edinburgh, Scotland.


+DONALD B. MILLER,  Director.  10725 Quail Covey Road,  Boynton Beach, FL 33436.
    Chairman, Horizon Media, Inc.; Trustee Galaxy Funds; Director, Maguire Group of Connecticut; prior to January 1989, President, Director and C.E.O., Media General Broadcast Services (advertising firm).

+JOHN G. PRESTON,  Director. 3 Woodfield Road,  Wellesley,  Massachusetts 02181.
    Associate Professor of Finance, Boston College, Massachusetts.

+MARGARET RUSSELL.  Director. 55 North Mountain Avenue,  Montclair,  N.J. 07042.
    Private  Investor;   formerly,   Community  Affairs  Director,   Union  Camp
    Corporation.


*+RICHARD T. SALER, Vice President and Portfolio Manager.  P.O. Box 1515, Saddle
    Brook, N.J. 07663. Senior Vice President, Director of International Equity Investment Strategy, Lexington Management Corporation. Prior to July 1992, Securities Analyst, Nomura Securities, Inc. Prior to November 1991, Vice President, Lexington Management Corporation.


*+LISA CURCIO,  Vice President and Secretary.  P.O. Box 1515, Saddle Brook, N.J.
    07663. Senior Vice President and Secretary, Lexington Management Corporation; Vice President and Secretary, Lexington Funds Distributor, Inc.; Secretary, Lexington Global Asset Managers, Inc.

*+RICHARD M. HISEY,  Vice President and Treasurer.  P.O. Box 1515, Saddle Brook,
    N.J. 07663. Managing Director, Director and Chief Financial Officer, Lexington Management Corporation; Chief Financial Officer, Vice President and Director, Lexington Funds Distributor, Inc.; Chief Financial Officer, Market Systems Research Advisors, Inc.; Executive Vice President and Chief Financial Officer, Lexington Global Asset Managers, Inc.

*+RICHARD LAVERY,  CLU ChFC, Vice President.  P.O. Box 1515,  Saddle Brook, N.J.
    07663.  Senior  Vice  President,   Lexington  Management  Corporation;  Vice
    President, Lexington Funds Distributor, Inc.

*+JANICE CARNICELLI, Vice President. P.O. Box 1515, Saddle Brook, N.J. 07663.

*+CHRISTIE CARR, Assistant  Treasurer.  P.O. Box 1515, Saddle Brook, N.J. 07663.
    Prior to October 1992, Senior Accountant, KPMG Peat Marwick LLP.

*+SIOBHAN GILFILLAN,  Assistant  Treasurer.  P.O. Box 1515,  Saddle Brook,  N.J.
    07663.

*+THOMAS LUEHS,  Assistant  Treasurer.  P.O. Box 1515, Saddle Brook, N.J. 07663.
    Prior to November, 1993, Supervisor Investment Accounting, Alliance Capital Management, Inc.

*+SHERI MOSCA, Assistant Treasurer. P.O. Box 1515, Saddle Brook, N.J. 07663.


*+PETER CORNIOTES, Assistant Secretary. P.O. Box 1515, Saddle Brook, N.J. 07663.
    Assistant Vice President and Assistant Secretary, Lexington Management Corporation. Assistant Secretary, Lexington Funds Distributor, Inc.


*+ENRIQUE J. FAUST,  Assistant  Secretary.  P.O. Box 1515,  Saddle  Brook,  N.J.
    07663. Prior to March 1994, Blue Sky Compliance Coordinator, Lexington Group of Investment Companies.

    *"Interested person" and/or "Affiliated person" of LMC as defined in the Investment Company Act of 1940, as amended.


    +Messrs. Chadha, Corniotes, DeMichele, Duer, Faust, Hisey, Kantor, Lavery, Luehs, Maher, McCosh, Miller, Preston, Saler, Schwartz and Wapnick and Mmes. Carnicelli, Carr, Curcio, Evans, Gilfillan, Mosca, and Russell hold similar officers with some or all of the other investment companies advised and/or distributed by LMC and LFD.

    The Board of Trustees met 5 times during the twelve months ended December 31, 1996, and each of the Directors attended at least 75% of those meetings.


            Remuneration of Directors and Certain Executive Officers

    Each Director is reimbursed for expenses incurred in attending each meeting of the Board of Directors or any committee thereof. Each Director who is not an affiliate of the advisor is compensated for his or her services according to a fee schedule which recognizes the fact that each Director also serves as a Director of other investment companies advised by LMC. Each Director receives a fee, allocated among all investment companies for which the Director serves. Effective September 12, 1995 each Director receives annual compensation of $24,000. Prior to September 12, 1995, the Directors who were not employed by the Fund or its affiliates received annual compensation of $16,000.


    Set forth below is information regarding compensation paid or accrued during the period January 1, 1996 to December 31, 1996 for each Director:







--------------------------------------------------------------------------------------------------------
                                Aggregate          Total Compensation From             Number of
     Name of Director       Compensation from       Fund and Fund Complex        Directorships in Fund
                                  Fund                                                  Complex
--------------------------------------------------------------------------------------------------------
  S.M.S. Chadha                   $856                     $13,696                         16
--------------------------------------------------------------------------------------------------------
  Robert M. DeMichele               0                         $0                           17
--------------------------------------------------------------------------------------------------------
  Beverley C. Duer               $1,712                    $29,110                         17
--------------------------------------------------------------------------------------------------------
  Barbara R. Evans                  0                          0                           16
--------------------------------------------------------------------------------------------------------
  Lawrence Kantor                   0                          0                           16
--------------------------------------------------------------------------------------------------------
  Jerard F. Maher                 $856                     $16,046                         17
--------------------------------------------------------------------------------------------------------
  Andrew M. McCosh                $856                     $13,696                         16
--------------------------------------------------------------------------------------------------------
  Donald B. Miller               $1,712                    $26,760                         16
--------------------------------------------------------------------------------------------------------
  Francis Olmsted*               $1,068                    $16,800                         N/A
--------------------------------------------------------------------------------------------------------
  John G. Preston                $1,712                    $26,760                         16
--------------------------------------------------------------------------------------------------------
  Margaret W. Russell            $1,712                    $25,048                         16
--------------------------------------------------------------------------------------------------------
  Philip C. Smith                $1,600                    $25,080                         16
--------------------------------------------------------------------------------------------------------
  Francis A. Sunderland*          $744                     $10,528                         N/A
--------------------------------------------------------------------------------------------------------

*Retired


Retirement Plan for Eligible Directors/Trustees

    Effective September 12, 1995, the Directors instituted a Retirement Plan for Eligible Directors/Trustees (the "Plan") pursuant to which each Director/Trustee (who is not an employee of any of the Funds, the Advisor, Administrator or Distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board. Pursuant to the Plan, the normal retirement date is the date on which the eligible Director/Trustee has attained age 65 and has completed at least ten years of continuous and non-forfeited service with one or more of the investment companies advised by LMC (or its affiliates) (collectively, the "Covered Funds"). Each eligible Director/Trustee is entitled to receive from the Covered Fund an annual benefit commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of his compensation multiplied by the number of such Director/Trustee's years of service (not in excess of 15 years) completed with respect to any of the Covered Portfolios. Such benefit is payable to each eligible Director in quarterly installments for ten years following the date of retirement or the life of the Director/Trustee. The Plan establishes age 72 as a mandatory retirement age for Directors/Trustees; however, Director/Trustees serving the Funds as of September 12, 1995 are not subject to such mandatory retirement. Directors/Trustees serving the Funds as of September 12, 1995 who elect retirement under the Plan prior to September 12, 1996 will receive an annual retirement benefit at any increased compensation level if compensation is increased prior to September 12, 1997 and receive spousal benefits (i.e., in the event the Director/Trustee dies prior to receiving full benefits under the Plan, the Director/Trustee's spouse (if any) will be entitled to receive the retirement benefit within the 10 year period.)

    Retiring Directors will be eligible to serve as Honorary Directors for one year after retirement and will be entitled to be reimbursed for travel expenses to attend a maximum of two meetings.


    Set forth in the table below are the estimated annual benefits payable to an eligible Director upon retirement assuming various compensation and years of service classifications. As of December 31, 1996, the estimated credited years of service for Directors Chadha, Duer, Maher, McCosh, Miller, Preston and Russell are 1, 18, 1, 1, 22, 18 and 15, respectively.


                  Highest Annual Compensation Paid by All Funds
                  ---------------------------------------------
              $20,000         $25,000        $30,000        $35,000


   Years of
   Service          Estimated Annual Benefit Upon Retirement
   -------          ----------------------------------------
     15       $15,000         $18,750        $22,500        $26,250
     14        14,000          17,500         21,000         24,500
     13        13,000          16,250         19,500         22,750
     12        12,000          15,000         18,000         21,000
     11        11,000          13,750         16,500         19,250
     10        10,000          12,500         15,000         17,500

                INVESTMENT ADVISER, DISTRIBUTOR AND ADMINISTRATOR

    Lexington Management Corporation ("LMC"), P.O. Box 1515, Saddle Brook, New Jersey 07663 is the investment adviser to the Fund pursuant to an Investment Management Agreement dated February 24, 1987, (the "Advisory Agreement"). Lexington Funds Distributor, Inc. ("LFD") is the distributor of Fund shares pursuant to a Distribution Agreement dated August 21, 1990 (the "Distribution Agreement"). Both of these agreements were approved by the Fund's Board of Directors (including a majority of the Directors who were not parties to either the Advisory Agreement or the Distribution Agreement or "interested persons" of any such party) on December 5, 1994. LMC makes recommendations to the Fund with respect to its investments and investment policies.

    LMC's fee will be reduced for any fiscal year by any amount necessary to prevent Fund expenses from exceeding the most restrictive expense limitations imposed by the securities laws or regulations of those states or jurisdictions in which the Fund's shares are registered or qualified for sale. Currently, the most restrictive of such expense limitation would require LMC to reduce its fee so that ordinary expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for any fiscal year do not exceed 2.5% of the first $30 million of the Fund's average daily net assets, plus 2.0% of the next $70 million, plus 1.5% of the Fund's average daily net assets in excess of $100 million. LFD pays the advertising and sales expenses of the continuous offering of Fund shares, including the cost of printing prospectuses, proxies and shareholder reports for persons other than existing shareholders. The Fund furnishes LFD, at printer's overrun cost paid by LFD, such copies of its prospectus and annual, semi-annual and other reports and shareholder communications as may reasonably be required for sales purposes.

    LMC also acts as administrator to the Fund and performs certain administrative and internal accounting services, including but not limited to, maintaining general ledger accounts, regulatory compliance, preparation of financial information for semiannual and annual reports, preparing registration statements, calculating net asset values, shareholder communications and supervision of the custodian, transfer agent and provides facilities for such services. The Fund shall reimburse LMC for its actual cost in providing such services, facilities and expenses.


    The Advisory Agreement, the Distribution Agreement and the Administrative Services Agreement are subject to annual approval by the Fund's Board of Directors and by the affirmative vote, cast in person at a meeting called for such purpose, of a majority of the Directors who are not parties either to the Advisory Agreement or the Distribution Agreement, as the case may be, or "interested persons" of any such party. Either the Fund or LMC may terminate the Advisory Agreement and the Fund or LFD may terminate the Distribution Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of assignment, as defined in the Investment Company Act of 1940. LMC is paid an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets. For the year ended December 31, 1996, LMC earned $393,512 in management fees from the Fund; for the year ended December 31, 1995, LMC earned $590,198 in management fees from the Fund and for the year ended December 31, 1994, LMC earned $798,119 in management fees from the Fund.

    LMC shall not be liable to the Fund or its shareholders for any act or omission by LMC, its officers, directors or employees or any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

    LMC and  LFD  are  wholly  owned  subsidiaries  of  Lexington  Global  Asset
Managers, Inc. a publicly traded corporation. Descendants of Lunsford Richardson, Sr., their spouses, trusts and other related entities have a majority voting control of outstanding shares of Lexington Global Asset Managers, Inc.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with this policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and such other policies as the Directors may determine, LMC may consider sales of shares of the Fund and of the other Lexington Funds as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. However, pursuant to the Fund's investment management agreement, management consideration may be given in the selection of broker-dealers to research provided and payment may be made of a commission higher than that charged by another broker-dealer which does not furnish research services or which furnishes research services deemed to be a lesser value, so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934 are met. Section 28 (e) of the Securities Exchange Act of 1934 was adopted in 1975 and specifies that a person with investment discretion shall not be "deemed to have acted unlawfully or to have breached a fiduciary duty" solely because such person has caused the account to pay higher commission than the lowest available under certain circumstances, provided that the person so exercising investment discretion makes a good faith determination that the person so commissions paid are "reasonable in the relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion."

    Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services might exceed commissions that would be payable for executions services alone. Nor generally can the value of research services to the Fund be measured. Research services furnished might be useful and of value to LMC and its affiliates, in serving other clients as well as the Fund. On the other hand, any research services obtained by LMC or its affiliates from the placement of portfolio brokerage of other clients might be useful and of value to LMC in carrying out its obligations to the Fund.


    The Fund anticipates that its brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. Fixed commissions of foreign stock exchange transactions are generally higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

The Fund paid brokerage commissions and portfolio turnover rates are as follows:

                               Total Brokerage       Portfolio Turnover
                               Commissions Paid             Rate
                               ----------------             ----
               1994                $523,335                 83.40%
               1995                 568,882                166.35%
               1996                 424,440                128.39%


                        DETERMINATION OF NET ASSET VALUE

    The Fund calculates net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) each business day. It is expected that the New York Stock Exchange will be closed on Saturdays and Sundays and on New Year's day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. See the Prospectus for the further discussion of net asset value.

                          TELEPHONE EXCHANGE PROVISIONS

    Exchange instructions may be given in writing or by telephone. Telephone exchanges may only be made if a

Telephone  Authorization  form has been previously  executed and filed with LFD.
Telephone exchanges are permitted only after a minimum of seven (7) days have elapsed from the date of a previous exchange. Exchanges may not be made until all checks in payment for the shares to be exchanged have been cleared.

    Telephonic exchanges can only involve shares held on deposit at State Street Bank and Trust Company (the "Agent"); shares held in certificate form by the shareholder cannot be included. However, outstanding certificates can be returned to the Agent and qualify for these services. Any new account established with the same registration will also have the privilege of exchange by telephone in the Lexington Funds. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the shares were transferred and will also have the privilege of exchange by telephone in the Lexington Funds in which these services are available.

    By checking the box on the New Account Application authorizing telephone exchange services, a shareholder constitutes and appoints LFD, distributor of the Lexington Group of Mutual Funds, as the true and lawful attorney to surrender for redemption or exchange any and all non-certificate shares held by the Agent in account(s) designated, or in any other account with the Lexington Funds, present or future which has the identical registration, with full power of substitution in the premises, authorizes and directs LFD to act upon any instruction from any person by telephone for exchange of shares held in any of these accounts, to purchase shares of any other Lexington Fund that is available, provided the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed, and agrees that neither LFD, the Agent, or the Fund(s) will be liable for any loss, expense or cost arising out of any requests effected in accordance with this authorization which would include requests effected by impostors or persons otherwise unauthorized to act on behalf of the account. LFD reserves the right to cease to act as agent subject to the above appointment upon thirty (30) days written notice to the address of record. If the shareholder is an entity other than an individual, such entity may be required to certify that certain persons have been duly elected and are now legally holding the titles given and that the said corporation, trust, unincorporated association, etc. is duly organized and existing and has the power to take action called for by this continuing authorization.

    Exchange   Authorizations   forms,   Telephone   Authorization   forms   and
prospectuses of the other funds may be obtained from LFD.

    LFD has made arrangements with certain dealers to accept instructions by telephone to exchange shares of the Fund or shares of one of the other Lexington Funds at net asset value as described above. Under this procedure, the dealer must agree to indemnify LFD and the funds from any loss or liability that any of them might incur as a result of the acceptance of such telephone exchange orders. A properly signed Exchange Authorization must be received by LFD within 5 days of the exchange request. LFD reserves the right to reject any telephone exchange request. In each such exchange, the registration of the shares of the Fund being acquired must be identical to the registration of the shares of the Fund being exchanged. Any telephone exchange orders so rejected may be processed by mail.

    This exchange offer is available only in states where shares of the Fund being acquired may legally be sold and may be modified or terminated at any time by the Fund. Broker-dealers who process exchange orders on behalf of their customers may charge a fee for their services. Such fee may be avoided by making requests for exchange directly to the Fund or Agent.

                         TAX-SHELTERED RETIREMENT PLANS

    The Fund makes available a variety of Prototype Pension and Profit Sharing plans including a 401(k) Salary Reduction Plan and a 403(b)(7) Plan. Plan services are available by contacting the Shareholder Services Department of the
Distributor  at   1-800-526-0056.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA"): Individuals may make tax deductible contributions to their own Individual Retirement Accounts established under
Section 408 of the Internal Revenue Code (the "Code"). Married investors filing a joint return neither of whom is an active participant in an employer sponsored retirement plan, or who have an adjusted gross income of $40,000 of less ($25,000 or less for single taxpayers) may continue to make a $2,000 ($2,500 for spousal IRAs) annual deductible IRA contribution. For adjusted gross incomes above $40,000 ($25,000 for single taxpayers, the IRA deduction limit is generally phased out ratably over the next $10,000 of adjusted gross income, subject to a minimum $200 deductible contribution. Investors who are not able to deduct a full $2,000 ($2,250 spousal) IRA contribution because of the limitations may make a nondeductible contribution to their IRA to the extent a deductible contribution is not allowed. Federal income tax on accumulations earned on nondeductible contributions is deferred until such time as these amounts are deemed distributed to an investor. Rollovers are also permitted under the Plan. The disclosure statement required by the Internal Revenue Service ("IRS") is provided by the Fund.

    The minimum initial investment to establish a tax-sheltered plan is $250. Subsequent investments are subject to a minimum of $50 for each account.

SELF-EMPLOYED RETIREMENT PLAN (HR-10): Self-employed individuals may make tax deductible contributions to a prototype defined contribution pension plan or profit sharing plan. There are, however, a number of special rules which apply when self-employed individuals participate in such plans. Currently purchase payments under a self-employed plan are deductible only to the extent of the lesser of (i) $30,000 or (ii) 25% of the individuals earned annual income (as defined in the Code) and in applying these limitations not more than $200,000 of "earned income" may be taken into account.

CORPORATE PENSION AND PROFIT SHARING PLANS: The Fund makes available a Prototype Defined Contribution Pension Plan and a Prototype Profit Sharing Plan.

    All purchases and redemptions of Fund shares pursuant to any one of the Fund's tax sheltered plans must be carried out in accordance with the provisions of the Plan. Accordingly, all plan documents should be reviewed carefully before adopting or enrolling in the Plan. Investors should especially note that a penalty tax of 10% may be imposed by the IRS on early withdrawals under corporate, Keogh or IRA plans. It is recommended by the IRS that an investor consult a tax adviser before investing in the Fund through any of these plans.

    An investor participating in any of the Fund's special plans has no obligation to continue to invest in the Fund and may terminate the Plan with the Fund at any time. Except for expenses of sales and promotion, executive and administrative personnel, and certain services which are furnished by LMC, the cost of the plans generally is borne by the Fund; however, each IRA Plan account is subject to an annual maintenance fee to $12.00 charged by the Agent.

                                   TAX MATTERS

    The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

    The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

    In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by the Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

    In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the Fund elects otherwise), will generally be treated as ordinary income or loss.

    In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

    Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by the Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, the Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

    The Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Fund invests in a PFIC, it may elect to treat the PFIC as a qualifying electing fund (a "QEF") in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earning or capital gain from the PFIC. If the Fund does not (because it is unable to, chooses not to or otherwise) elect to treat the PFIC as a QEF, then in general (1) any gain recognized by the Fund upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC,
(2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

    Under proposed Treasury Regulations the Fund can elect to recognize as gain the excess, as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the Fund's adjusted tax basis in that share ("mark to market gain"). Such mark to market gain will be included by the Fund as ordinary income, such gain will not be subject to the Short-Short Gain Test, and the Fund's holding period with respect to such PFIC stock commences on the first day of the next taxable year. If the Fund makes such election in the first taxable year it holds PFIC stock, the Fund will include ordinary income from any mark to market gain, if any, and will not incur the tax described in the previous paragraph.

    Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

    In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

    If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

    A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

    For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

    The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

    The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below.

    The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon the Fund's disposition of domestic "small business" stock will be subject to tax.

    Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

    Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3) and (4):
(i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

    Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. In addition, under the Superfund Amendments and Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for this tax and the AMT net operating loss deduction) over $2 million. For purposes of the corporate AMT and the environmental superfund tax (which are discussed above), the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

    Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

    Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

    Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

    Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

    The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Sale or Redemption of Shares

    A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

    If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

    If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

    In the case of foreign noncorporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

    The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

    Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                             PERFORMANCE CALCULATION

    For the purpose of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC rules"), funds advertising performance must include total return quotes calculated according to the following formula:

P(l+T)n = ERV

Where:    P = a hypothetical initial payment of $1,000
          T = average annual total return
          n = number of years (1, 5 or 10)
          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

    Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.


    The Fund may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., or with the performance of the Standard and Poor's 500 Stock Index or the Dow Jones Industrial Average, the Fund calculates its aggregate total return for the specified periods of time assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Lexington Global Fund, Inc.'s average annual standard total return for the one and five year and since commencement (3/27/87) ended December 31, 1996 was as follows:


                                                                 Average Annual
          Period                                                  Total Return
          ------                                                  ------------

          1 year ended December 31, 1996 ......................       16.43%
          5 years ended December 31, 1996 .....................       10.80%
          Since commencement period ended December 31, 1996 ...        9.51%


                               SHAREHOLDER REPORTS

    Shareholders will receive reports at least semi-annually showing the Fund's holdings and other information. In addition, shareholders will receive annual financial statements audited by KPMG Peat Marwick LLP, the Fund's independent auditors.

                                OTHER INFORMATION


    As of February 21, 1997, the following persons were known by Fund management to have owned beneficially, directly or indirectly, 5% or more of the outstanding shares of the Lexington Global Fund, Inc.: Piedmont Associates, P.O. 20124, Greensboro, NC 27420, 29%; Center for Creative Leadership, One Leadership Place, Greensboro, NC 27438-6300, 19% and Southeastern Associates, P.O. Box 20124, Greensboro, NC 27402, 5%.

(left column)

Lexington Global Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996

Number of                                                              Value
 Shares                            Security                           (Note 1)
--------------------------------------------------------------------------------
             COMMON STOCKS: 97.7%

             Australia: 1.1%
    77,875   QBE Insurance Group, Ltd. ............................  $  410,082
                                                                     ----------

             Austria: 2.0%
     7,100   Bank Austria AG (Preferred shares) ...................     275,104
     2,400   Wienerberger Baustoffindustrie AG ....................     464,964
                                                                     ----------
                                                                        740,068
                                                                     ----------
             Belgium: 1.0%
     1,400   Credit Communal Holding/Dexia2 .......................     127,595
     2,700   Credit Communal Holding/Dexia1,2 .....................     246,077
                                                                     ----------
                                                                        373,672
                                                                     ----------
             Brazil: 0.8%
    36,000   Aracruz Celulose S.A. (ADR) ..........................     297,000
                                                                     ----------

             Canada: 1.4%
    13,100   Jetform Corporation2 .................................     237,438
    42,600   Noranda Forest, Inc. .................................     289,045
                                                                     ----------
                                                                        526,483
                                                                     ----------
             Chile: 2.2%
    36,700   Antofagasta Holdings Plc .............................     213,536
    24,400   Banco Santander (ADR) ................................     366,000
    18,100   Maderas y Sinteticos Sociedad
               Anonima S.A. (ADR) .................................     253,400
                                                                     ----------
                                                                        832,936
                                                                     ----------
             Finland: 1.0%
    21,500   Valmet Corporation ...................................     375,048
                                                                     ----------

             France: 5.7%
     4,880   Alcatel Alsthom ......................................     391,246
     8,500   Elf Aquitaine S.A. (ADR) .............................     384,625
     9,300   Lafarge ..............................................     556,883
     3,190   SGS-Thomson Microelectronics N.V.2 ...................     225,195
     4,830   Sidel ................................................     331,679
     2,240   Societe Generale de Surveillance
               Holding S.A. "B" ...................................     241,720
                                                                     ----------
                                                                      2,131,348
                                                                     ----------
             Germany: 4.5%
    13,900   Continental AG .......................................     249,840
     4,600   Daimler-Benz AG2 .....................................     316,396
     7,800   Deutsche Bank AG .....................................     363,907
     7,000   Hoechst AG ...........................................     330,217
       854   Sto AG (Preferred shares) ............................     401,756
                                                                     ----------
                                                                      1,662,116
                                                                     ----------
             Greece: 1.4%
     4,200   Ergo Bank S.A. .......................................     212,885
    17,900   Hellenic Tellecommunication
               Organization S.A. ..................................     305,818
                                                                     ----------
                                                                        518,703
                                                                     ----------

(right column)

Number of                                                              Value
 Shares                            Security                           (Note 1)
--------------------------------------------------------------------------------
             Hong Kong: 4.1%
    66,000   Citic Pacific, Ltd. ..................................  $  383,116
   576,000   Guangdong Investments ................................     554,777
   396,000   National Mutual Asia, Ltd. ...........................     376,290
   132,000   Peregrine Investment Holdings, Ltd. ..................     226,115
                                                                     ----------
                                                                      1,540,298
                                                                     ----------
             Hungary: 0.6%
     3,900   Pick Szeged Rt. ......................................     230,888
                                                                     ----------

             Indonesia: 1.1%
    62,000   PT Semen Cibinong ....................................     174,518
   122,000   PT Tambang Timah .....................................     222,053
                                                                     ----------
                                                                        396,571
                                                                     ----------
             Ireland: 2.8%
    45,800   Allied Irish Banks Plc ...............................     306,968
   236,200   Jefferson Smurfit Group ..............................     717,590
                                                                     ----------
                                                                      1,024,558
                                                                     ----------
             Italy: 2.6%
    10,000   Bulgari S.p.A ........................................     202,565
    43,800   Istituto Mobiliare Italiano S.p.A. ...................     372,754
    85,900   Stet Societa' Finanziara Tlefonica
               S.p.A. .............................................     389,417
                                                                     ----------
                                                                        964,736
                                                                     ----------
             Japan: 8.5%
     5,980   Amway Japan, Ltd. ....................................     191,657
    11,000   Canon, Inc. ..........................................     242,612
    28,000   Citizen Watch Company, Ltd. ..........................     200,224
       300   H.I.S. Company, Ltd. .................................      14,474
     3,300   Maruco Company, Ltd. .................................     110,597
    18,000   Matsushita Electric Industrial
               Company, Ltd. ......................................     293,099
    13,000   Nitto Denko Corporation ..............................     190,402
    18,000   Nomura Securities Company, Ltd. ......................     269,837
       110   NTT Data Communications Systems
               Corporation ........................................     321,272
    22,000   Sodick2 ..............................................     181,959
     6,100   Sony Corporation .....................................     398,889
     8,000   Tokyo Electron, Ltd. .................................     244,680
    11,000   Toyota Motor Corporation .............................     315,585
    21,000   Yamato Kogyo Company, Ltd. ...........................     193,590
                                                                     ----------
                                                                      3,168,877
                                                                     ----------
             Malaysia: 4.6%
    42,000   Arab Malaysian Finance Bhd ...........................     234,488
     4,000   Berjaya Sports Toto Bhd ..............................      19,956
    41,000   Hong Kong Credit Bhd .................................     258,126
   140,000   Magnum Corporation Bhd ...............................     271,629
   161,000   MBF Capital Bhd ......................................     261,373
    49,000   Sime Darby Bhd .......................................     193,050
    32,000   Sime Darby Bhd1 ......................................     126,074
    89,000   Tanjong Plc ..........................................     355,929
                                                                     ----------
                                                                      1,720,625
                                                                     ----------

(left column)

Lexington Global Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996 (continued)

Number of                                                              Value
 Shares                            Security                           (Note 1)
--------------------------------------------------------------------------------
             Mexico: 1.0%
    23,600   Tubos De Acero De Mexico S.A. (ADR)2 .................  $  374,650
                                                                     ----------

             Netherlands: 0.7%
     6,120   Philips Electronics N.V. .............................     247,668
                                                                     ----------

             New Zealand: 3.2%
   300,900   Brierley Investments, Ltd. ...........................     278,501
   129,200   Carter Holt Harvey, Ltd. .............................     293,023
    62,100   Fisher & Paykel Industries, Ltd. .....................     243,511
   127,200   Fletcher Challenge Building ..........................     390,940
                                                                     ----------
                                                                      1,205,975
                                                                     ----------
             Norway: 2.0%
    55,600   Fokus Banken AS2 .....................................     381,384
    21,200   Saga Petroleum AS ....................................     355,249
                                                                     ----------
                                                                        736,633
                                                                     ----------
             Philippines: 2.1%
   635,500   C & P Homes, Inc. ....................................     326,207
   414,500   Filinvest Land, Inc.2 ................................     129,236
    38,000   Manila Electric Company "B" ..........................     310,646
                                                                     ----------
                                                                        766,089
                                                                     ----------
             Poland: 1.9%
     7,550   Debica S.A.2 .........................................     168,921
    16,411   Elektrim Towarzystwo Handlowe S.A. ...................     149,164
     6,436   Wedel S.A. ...........................................     317,242
     1,649   Zaklady Piwowarski w Zywcu S.A. ......................      76,670
                                                                     ----------
                                                                        711,997
                                                                     ----------
             Portugal: 0.8%
     4,700   Telecel-Communicacaoes Pessoais,
               S.A.2 ..............................................     299,710
                                                                     ----------

             Russia: 1.0%
     7,700   LUKoil Holdings of Russia (ADR) ......................     358,666
                                                                     ----------

             Singapore: 4.1%
    34,000   City Develoments, Ltd. ...............................     306,258
    70,300   Clipsal Industries, Ltd. .............................     255,892
    84,000   DBS Land, Ltd. .......................................     309,261
    65,000   Inchcape Bhd .........................................     225,833
    69,000   Jardine Strategic Holdings, Ltd. .....................     249,780
    63,000   Want Want Holdings2 ..................................     165,690
                                                                     ----------
                                                                      1,512,714
                                                                     ----------
             Spain: 2.7%
     1,600   Banco Popular Espanol S.A. ...........................     313,665
     5,800   Banco Santander S.A. .................................     370,540
     8,800   Repsol S.A. ..........................................     336,913
                                                                     ----------
                                                                      1,021,118
                                                                     ----------
(right column)

Number of                                                              Value
 Shares                            Security                           (Note 1)
--------------------------------------------------------------------------------
             Sweden: 1.6%
     3,400   Astra AB .............................................  $  167,808
    25,200   Skandinaviska Enskilda Banken ........................     258,347
     6,400   Svenska Handelsbanken ................................     183,713
                                                                     ----------
                                                                        609,868
                                                                     ----------
             Switzerland: 3.8%
       240   ABB AG ...............................................     297,605
       380   Nestle S.A. ..........................................     406,682
        58   Roche Holdings AG ....................................     449,885
       470   Winterthur Scheizerische
               Versicherungs-Gesellschaft .........................     270,927
                                                                     ----------
                                                                      1,425,099
                                                                     ----------
             Thailand: 0.4%
    15,000   BEC World Public Company, Ltd.2 ......................     135,725
    13,600   Property Perfect Public Company,
               Ltd. ...............................................      14,056
                                                                     ----------
                                                                        149,781
                                                                     ----------
             United Kingdom: 8.1%
   285,300   Aegis Group Plc2 .....................................     297,823
    47,800   British Telecommunications Plc .......................     322,702
    33,600   D.F.S. Furniture Company Plc .........................     347,010
   107,400   Grand Metropolitan Plc ...............................     843,613
    15,300   RTZ Corporation Plc ..................................     245,203
   141,900   Tomkins Plc ..........................................     652,008
    71,100   Vodafone Group Plc ...................................     299,925
                                                                     ----------
                                                                      3,008,284
                                                                     ----------
             United States: 18.9%
     2,700   Abbott Laboratories ..................................     137,025
     2,100   Ace, Ltd. ............................................     126,262
     2,600   AlliedSignal, Inc. ...................................     174,200
     1,600   American International Group .........................     173,200
     2,400   Aon Corporation ......................................     149,100
     3,800   Avery-Dennison Corporation ...........................     134,425
     4,200   Becton, Dickinson & Company ..........................     182,175
     1,900   Boeing Company .......................................     202,113
     4,300   Borders Group, Inc.2 .................................     154,262
     8,300   Calpine Corporation2 .................................     166,000
     1,300   Citicorp .............................................     133,900
     2,250   Computer Associates International,
               Inc. ...............................................     111,938
     4,400   Conseco, Inc. ........................................     280,500
     1,800   CPC International, Inc. ..............................     139,500
     3,000   Crown Cork & Seal Company, Inc. ......................     163,125
     2,600   Diamond Offshore Drilling, Inc.2 .....................     148,200

(left column)

Lexington Global Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996 (continued)

Number of                                                              Value
 Shares                            Security                           (Note 1)
--------------------------------------------------------------------------------
             United States (continued)
     3,400   Dover Corporation ....................................  $  170,850
     3,600   Ecolab, Inc. .........................................     135,450
     3,700   Federal National Mortgage
               Association ........................................     137,825
     5,700   Gap, Inc. ............................................     171,712
     3,400   Hasbro, Inc. .........................................     132,175
     4,200   Hershey Foods Corporation ............................     183,750
     3,000   Honeywell, Inc. ......................................     197,250
     3,400   Ingersoll-Rand Company ...............................     151,300
     2,800   Johnson & Johnson ....................................     139,300
     2,000   Lockheed Martin Corporation ..........................     183,000
     1,300   Mobil Corporation ....................................     158,925
     4,400   Monsanto Company .....................................     171,050
     3,600   NAC Re Corporation ...................................     121,950
     1,900   NationsBank Corporation ..............................     185,725
     3,300   Newmont Gold Company .................................     144,375
     2,800   Nike, Inc. ...........................................     167,300
     3,500   Norwest Corporation ..................................     152,250
       800   PacifiCare Health Systems, Inc.2 .....................      68,100
     2,600   Parker Hannifin Corporation ..........................     100,750
     1,600   Procter & Gamble Company .............................     172,000
     5,400   Safeway, Inc.2 .......................................     230,850
     1,800   Schlumberger, Ltd. ...................................     179,775
     5,400   Service Corporation International ....................     151,200
     2,300   Union Pacific Corporation ............................     138,288
     5,047   Union Pacific Resources Group, Inc. ..................     147,625
     1,900   United Healthcare Corporation ........................      85,500
     3,000   Warner-Lambert Company ...............................     225,000
     3,000   Williams Companies, Inc. .............................     112,500
     4,000   WMX Technologies, Inc. ...............................     130,500
                                                                    -----------
                                                                      7,022,200
                                                                    -----------
             Total Common Stocks
               (cost $32,521,014) ................................. $36,364,461
                                                                    -----------
(right column)

Number of
Shares or
Principal                                                              Value
 Amount                            Security                           (Note 1)
--------------------------------------------------------------------------------
             Foreign Government Obligation: 1.7%
             Germany: 1.7%
$1,000,000   German Treasury Bill, due 04/18/97
               (cost $642,250) .................................... $   643,036
                                                                    -----------
             Total Investments: 99.4%
               (cost $33,163,264+) (Note 1) .......................  37,007,497
             Other assets in excess of liabilites:
               0.6% ...............................................     215,986
                                                                    -----------
             Total Net Assets: 100.0%
             (equivalent to $11.28 per share on
               3,299,680 shares outstanding) ...................... $37,223,483
                                                                    ===========
1Restricted securities (Note 7).
2Non-income producing securities.
ADR - American Depository Receipt.
+Aggregate cost for Federal income tax purposes is $33,259,775.


At December 31, 1996, the composition of the Fund's net assets by industry was as follows:

(col. 1)

Banking ......................... 11.0%
Capital Equipment ...............  6.5%
Chemicals .......................  0.5%
Construction & Housing ..........  0.9%
Consumer durable ................  7.5%
Consumer non-durable ............  8.1%
Electrical & Electronics ........  4.1%

(col. 2)

Energy Sources ..................  5.4%
Financial Services .............. 12.3%
Foreign Government Obligation ...  1.7%
Health & Personal Care ..........  3.9%
Materials ....................... 14.0%
Merchandising ...................  2.5%

(col. 3)

Multi-industry ..................  7.5%
Real Estate .....................  2.0%
Services ........................  5.5%
Telecommunications ..............  4.4%
Trade ...........................  0.4%
Transportation ..................  0.4%
Utilities .......................  0.8%
Other Assets ....................  0.6%
                                 -----
                                 100.0%

    The Notes to Financial Statements are an integral part of this statement.

Lexington Global Fund, Inc.
Statement of Assets and Liabilities
December 31, 1996

Assets
Investments, at value (cost $33,163,264) (Note 1) ....................................... $37,007,497
Cash ....................................................................................     917,219
Receivable for investment securities sold ...............................................     856,537
Receivable for shares sold ..............................................................       5,500
Dividends and interest receivable .......................................................      28,933
Foreign taxes recoverable ...............................................................      21,816
                                                                                          -----------
     Total Assets .......................................................................  38,837,502
                                                                                          -----------
Liabilities
Due to Lexington Management Corporation (Note 2) ........................................      30,354
Payable for investment securities purchased .............................................   1,195,188
Payable for shares redeemed .............................................................       6,827
Distributions payable ...................................................................     311,800
Accrued expenses ........................................................................      51,507
Unrealized loss on open forward contracts (Note 6) ......................................      18,343
                                                                                          -----------
     Total Liabilities ..................................................................   1,614,019
                                                                                          -----------
Net Assets (equivalent to $11.28 per share on 3,299,680 shares outstanding) (Note 3) .... $37,223,483
                                                                                          ===========

Net Assets consist of:
Capital stock-authorized 1,000,000,000 shares,
  $.001 par value per share .............................................................  $    3,300
Additional paid-in capital (Note 1) .....................................................  33,683,879
Distributions in excess of net investment income (Note 1) ...............................     (14,783)
Accumulated net realized loss on investments and foreign currency transactions (Note 1) .    (273,232)
Unrealized appreciation of investments and foreign currency transactions ................   3,824,319
                                                                                          -----------
     Total Net Assets ................................................................... $37,223,483
                                                                                          ===========

   The Notes to Financial Statements are an integral part of this statement.

Lexington Global Fund, Inc.
Statement of Operations
Year ended December 31, 1996


Investment Income
Dividends ..........................................................  $ 716,467
Interest ...........................................................    155,261
                                                                      ---------
                                                                        871,728

Less: Foreign tax expense ..........................................     81,330
                                                                      ---------
        Total Investment income                                                      $  790,398

Expenses
  Investment advisory fee (Note 2) .................................    393,512
  Custodian fees ...................................................    112,967
  Transfer agent and shareholder servicing expense (Note 2) ........     63,772
  Printing and mailing expenses ....................................     50,648
  Accounting expenses (Note 2) .....................................     36,753
  Professional fees ................................................     24,715
  Registration fees ................................................     20,694
  Directors' fees and expenses .....................................     15,769
  Computer processing fees .........................................     10,524
  Other expenses ...................................................     17,796
                                                                      ---------
     Total expenses ................................................                    747,150
                                                                                     ----------
          Net investment income ....................................                     43,248
Realized and Unrealized Gain (Loss) on Investments (Note 4)
  Net realized gain on:
     Investments ...................................................  4,838,386
     Foreign currency transactions .................................  1,197,910
                                                                      ---------
       Net realized gain ...........................................                  6,036,296
  Net change in unrealized appreciation on:
       Investments .................................................    (86,094)
       Foreign currency translations of other assets and liabilities      1,570
                                                                      ---------
       Net change in unrealized appreciation .......................                    (84,524)
                                                                                     ----------
         Net realized and unrealized gain ..........................                  5,951,772
                                                                                     ----------
Increase in Net Assets Resulting from Operations ...................                 $5,995,020
                                                                                     ==========

   The Notes to Financial Statements are an integral part of this statement.

Lexington Global Fund, Inc.
Statements of Changes in Net Assets
Years ended December 31, 1996 and 1995


                                                                                                  1996              1995
                                                                                                  ----              ----
Net investment income ......................................................................   $   43,248       $  280,577

Net realized gain from investments and foreign currency transactions .......................    6,036,296        3,775,954

Net change in unrealized appreciation of investments and foreign

   currency translations ...................................................................      (84,524)       1,614,187
                                                                                              -----------      -----------
      Increase in net assets resulting from operations .....................................    5,995,020        5,670,718

Distributions to shareholders from net investment income ...................................     (457,395)      (1,284,116)

Distributions to shareholders in excess of net investment income (Note 1) ..................        -             (576,895)

Distributions to shareholders from net realized gains from security transactions ...........   (4,924,188)      (2,751,490)
                                                                                              -----------      -----------
      Total distributions ..................................................................   (5,381,583)      (4,612,501)
                                                                                              -----------      -----------
Decrease in net assets from capital share transactions (Note 3) ............................  (17,004,160)     (14,836,260)
                                                                                              -----------      -----------
      Net decrease in net assets ...........................................................  (16,390,723)     (13,778,043)



Net Assets:

  Beginning of period ......................................................................   53,614,206       67,392,249
                                                                                              -----------      -----------
  End of period (including distributions in excess of net investment income of $14,783

and $534,709, respectively) ................................................................  $37,223,483      $53,614,206
                                                                                              ===========      ===========

  The Notes to Financial Statements are an integral part of these statements.

Lexington Global Fund, Inc.
Notes to Financial Statements
December 31, 1996 and 1995

1.  Significant Accounting Policies

    Lexington Global Fund, Inc. (the "Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital primarily through investment in common stock of companies domiciled in foreign countries and the United States. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Investments Security transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked price is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked price. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

    Foreign Currency Transactions Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations.

    Federal Income Taxes It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

    Distributions Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

Lexington Global Fund, Inc.
Notes to Financial Statements
December 31, 1996 and 1995 (continued)


    Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Advisory Fee and Other Transactions with Affiliate

    The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.00% of the Fund's average daily net assets. The investment advisory contract provides that the total annual expenses of the Fund (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the level of expenses which the Fund is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are offered for sale. No reimbursement was required for the year ended December 31, 1996.

    The Fund also reimbursed LMC for certain expenses, including accounting and shareholder servicing costs of $74,809 which were incurred by the Fund, but paid by LMC.

3. Capital Stock

    Transactions in capital stock were as follows:

                                   Year ended                 Year ended
                                December 31, 1996          December 31, 1995
                            ------------------------   ------------------------
                                Shares      Amount         Shares      Amount
                            ----------  ------------   ----------  ------------
Shares sold ...............    639,550   $ 7,983,790      357,460   $ 4,001,451

Shares issued to shareholders on
  reinvestment of dividends    452,255     5,069,783      326,079     3,690,927
                            ----------  ------------   ----------  ------------
                             1,091,805    13,053,573      683,539     7,692,378

Shares redeemed ........... (2,526,528)  (30,057,733)  (1,984,366)  (22,528,638)
                            ----------  ------------   ----------  ------------
Net decrease .............. (1,434,723) $(17,004,160)  (1,300,827) $(14,836,260)
                            ==========  ============   ==========  ============

4. Purchases and Sales of Investment Securities

    The cost of purchases and proceeds from sales of securities for the year ended December 31, 1996, excluding short-term securities, were $46,860,395 and $68,465,916 respectively.

    At December 31, 1996, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $4,543,992 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $816,184.

Lexington Global Fund, Inc.
Notes to Financial Statements
December 31, 1996 and 1995 (continued)

5. Investment and Concentration Risks

    The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

    In  addition  to the risks  described  above,  risks may arise from  forward
foreign  currency   contracts  as  a  result  of  the  potential   inability  of
counterparties to meet the terms of their contracts.


6. Forward Foreign Exchange Contracts

    At December 31, 1996, the Fund was committed to sell foreign currency under the following forward foreign exchange contract:

                                                                      Unrealized
                           Settlement  Contract   Contract   Current    Loss at
        Security             Date       Amount      Rate      Rate     12/31/96
        --------           ---------   --------   --------   -------   --------
New Zealand Dollar ....... 04/01/97    $731,074    0.6859    0.7031    ($18,343)
                                                                       --------

7. Restricted Securities

    The following securities were purchased under Rule 144A of the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors.


                                   Acquisition      Average Cost Market % of Net
Security                              Date     Shares Per Share   Value   Assets
--------                              ----     ------ ---------   -----   ------
Credit Communal Holding/Dexia ....  11/20/96    2,700   $84.51   $246,077  0.66%
Sime Darby Bhd ...................  11/26/96   32,000     3.72    126,074  0.34%
                                                                 --------  -----
                                                                 $372,151  1.00%
                                                                 --------  -----

    Pursuant to guidelines adopted by the Fund's Board of Directors, these unregistered securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value, at the time of purchase.

Lexington Global Fund, Inc.
Financial Highlights
Selected per share data for a share outstanding throughout the period:


                                                    Years ended December 31,
                                       --------------------------------------------------
                                        1996       1995       1994       1993       1992
                                        ----       ----       ----       ----       ----
Net asset value,
  beginning of period ...............  $11.32     $11.17     $13.51     $11.09     $11.57
                                       ------     ------     ------     ------     ------

Income (loss) from investment
  operations:
  Net investment income .............    0.01       0.09       0.02       0.06       0.06
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency transactions ....   1.84       1.10       0.23       3.47      (0.47)
                                       ------     ------     ------     ------     ------
  Total income (loss) from
    investment operations ...........    1.85       1.19       0.25       3.53      (0.41)
                                       ------     ------     ------     ------     ------

Less distributions:
  Distributions from net investment
    income ..........................   (0.16)     (0.29)         -      (0.06)     (0.07)
  Distributions in excess of
    net investment income
    (temporary book-tax
    difference) .....................      -       (0.13)         -          -          -
  Distributions from net realized
    gains ...........................  (1.73)      (0.62)     (2.46)     (1.05)         -
  Distributions in excess of
    net realized gains
    (temporary book-tax
    difference) .....................      -           -      (0.13)         -          -
                                       ------     ------     ------     ------     ------
         Total distributions ........  (1.89)      (1.04)     (2.59)     (1.11)      (.07)
                                       ------     ------     ------     ------     ------
Net asset value, end of period ...... $11.28      $11.32     $11.17     $13.51     $11.09
                                      ======      ======     ======     ======     ======
Total return ........................ 16.43%      10.69%      1.84%     31.88%     (3.55%)

Ratio to average net assets:
  Expenses ..........................  1.90%       1.67%      1.61%      1.49%      1.52%
  Net investment income .............  0.11%       0.48%      0.14%      0.52%      0.55%
Portfolio turnover rate .............128.05%     166.35%     83.40%     84.61%     81.38%
Average commision paid on
  equity security transactions* ..... $ 0.03           -          -          -          -
Net assets at end of period .........$37,223     $53,614    $67,392    $87,313    $50,298


*In accordance with recent SEC disclosure guidelines, average commissions are calculated for the current period and not for prior periods.

Independent Auditors' Report


The Board of Directors and Shareholders
Lexington Global Fund, Inc.:

    We have audited the accompanying statements of net assets (including the portfolio of investments) and assets and liabilities of Lexington Global Fund, Inc. as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lexington Global Fund, Inc. as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP



New York, New York
February 10, 1997

PART C.  OTHER INFORMATION
-------  -----------------
Item 24.  Financial Statements and Exhibits - List
          ----------------------------------------
  The Annual Report for the year ending December 31, 1996 was filed electronically on February 27, 1997 (as form type N-30D). Financial statements from this 1996 Annual Report have been included in the Statement of Additional Information.

                                                     Page in the Statement
            Financial statements:                    of Additional Information
            ---------------------                    ------------------------
            Report of Independent Auditors                      26
            dated February 10, 1997

            Statement of Net Assets (Including                15-18
            the Portfolio of Investments) as of
            December 31, 1996 (1)

            Statement of Assets and Liabilities                 19
            as of December 31, 1996

            Statement of Operations for the year                20
            ended December 31, 1996 (2)

            Statements of Changes in Net Assets for             21
            the years ended December 31, 1996
            and 1995

            Notes to Financial Statements                     22-25


            Schedules II-VII and other Financial Statements, for which provisions are made in the applicable accounting regulations of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, they are inapplicable, or the required information is presented in the financial statements or notes thereto.

            (1) Includes the information required by Schedule I.

            (2) Includes the information required by the Statement of
                Realized Gain or Loss on Investments.

ITEM 24. Financial Statements and Exhibits - List
         ----------------------------------------
(b) Exhibits:

1.     Articles of Incorporation - Filed electronically
       4/29/96 -   Incorporated by reference

2.     By-Laws -                                         Filed electronically

3.     Not Applicable

4. Stock Certificate Specimen - Filed 4/14/87 - Incorporated by reference

5.     Investment Advisory Agreement between Registrant and
       Lexington Management Corporation - Filed electronically
       4/29/96 - Incorporated by reference

6.     Distribution Agreement between Registrant and Lexington
       Funds Distributor, Inc. -                         Filed electronically

7.     Not Applicable

8a.    Custodian Agreement between Registrant and Chase
       Manhattan Bank, N.A. - Filed electronically 4/29/96 -
       Incorporated by reference

8b. Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company -
       Filed electronically 4/29/96 - Incorporated by reference

9.     Form of Administrative Services Agreement between
       Registrant and Lexington Management Corporation - Filed electronically 4/29/96 - Incorporated by reference

10. Opinion of Counsel as to Legality of Securities being registered - Filed 4/13/89 - Incorporated by reference

11.    Consents
       (a) Consent of Counsel                             Filed electronically
       (b) Consent of Independent Auditors                Filed electronically

12.    Not Applicable

13.    Not Applicable

14.    Retirement Plans - Filed electronically 4/29/96 -
       Incorporated by reference

15.    Not Applicable

16.    Performance Calculation - Filed 4/13/89-
       Incorporated by reference

17.    Financial Data Schedule                            Filed electronically

Item 25. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------
  Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

  None.


Item 26. Number of Holders of Securities
         -------------------------------
  State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.

  The following information is given as of February 14, 1997:

  Title of Class                             Number of Record Holders

  Capital Stock                                         648
  ($0.001 par value)


Item 27. Indemnification
         ---------------
  State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

  Under the terms of the Maryland General Corporation Law and the Company's By-Laws, the Company may indemnify any person who was or is a director, officer or employee of the Company to the maximum extent permitted by the Maryland General Corporation Law; provided, however, that Company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Board of Directors, by a majority vote of a quorum which consists of directors who are neither "interested persons" of Company as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or if a quorum of such directors so directs by independent legal counsel in a written opinion. No indemnification will be provided by the Company to any director or officer of the Company for any liability to the Company or Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Item 28. Business and Other Connections of Investment Adviser
         ----------------------------------------------------
  Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

  See Prospectus Part A and Statement of Additional Information Part B ("Management of the Fund").


Item 29. Principal Underwriters
         ----------------------
  (a)    Lexington Money Market Trust
         Lexington Tax Free Money Fund, Inc.
         Lexington GNMA Income Fund, Inc.
         Lexington Ramirez Global Income  Fund
         Lexington Worldwide Emerging Markets Fund, Inc.
         Lexington Goldfund, Inc.
         Lexington Global Fund, Inc.
         Lexington Growth and Income Fund, Inc.
         Lexington Corporate Leaders Trust Fund
         Lexington Natural Resources Trust
         Lexington Strategic Investments Fund, Inc.
         Lexington Strategic Silver Fund, Inc.
         Lexington Convertible Securities Fund
         Lexington International Fund, Inc.
         Lexington Emerging Markets Fund, Inc.
         Lexington Crosby Small Cap Asia Growth Fund, Inc.
         Lexington SmallCap Value Fund, Inc.
         Lexington Troika Dialog Russia Fund, Inc.

29 (b)

                      Position and Offices              Position and
Name and Principal    with Principal                    Offices with
Business Address      Underwriter                       Registrant


Peter Corniotes*      Assistant Secretary               Asst. Secretary

Lisa Curcio*          Vice President and                Secretary
                      Secretary

Robert M. DeMichele*  Chief Executive Officer           Chairman of the
                      and Chairman                      Board and President

Richard M. Hisey*     Chief Financial Officer,          Vice President and
                      Vice President & Director         Treasurer

Lawrence Kantor*      Executive Vice President          Director & Vice
                      and Director                      President

Richard Lavery*       Vice President                    Vice President

Janice Violette*      Assistant Treasurer               None


(c)
Not Applicable.

*P.O. Box 1515
 Saddle Brook, New Jersey  07663

Item 30. Location of Accounts and Records
         --------------------------------
     With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270, 31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

     The Registrant, Lexington Global Fund, Inc., Park 80 West -Plaza Two, Saddle Brook, New Jersey 07663 will maintain physical possession of each such account, book or other document of the Company, except for those maintained by the Registrant's Custodian, Chase Manhattan Bank, N.A., 121
Sixth Avenue, New York, New York 10036, or Transfer Agent, State Street Bank and Trust Company, c/o National Financial Data Services, 1004 Baltimore, Kansas City, Missouri 64105.


Item 31. Management Services
         -------------------
     Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or B of this Form (because the contract was not believed to be material to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom for the last three fiscal years.

     None.


Item 32. Undertakings -
         --------------
     The Registrant, Lexington Global Fund, Inc., undertakes to furnish a copy of the Fund's latest annual report, upon request and without charge, to every person whom a prospectus is delivered.

     The Registrant will hold a meeting of its public shareholders, if requested to do so by the holders of at least 10 percent of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders.

                                   Registration No. 33-13431



             Securities and Exchange Commission

                   Washington, D.C.  20549



                          Exhibits

                         Filed With

                          Form N-1A





                 LEXINGTON GLOBAL FUND, INC.

                        EXHIBIT INDEX

The following documents are being filed electronically as exhibits to this filing:

  Form of By-Laws

  Form of Distribution Agreement

  Consent of Kramer, Levin, Kamin & Frankel

  Consent of independent auditors for the inclusion of their report therein

  Article 6 Financial Data Schedule

  Cover

                         SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saddle Brook and State of New Jersey, on the 28th day of February, 1997.


                         LEXINGTON GLOBAL FUND, INC.



                                   /s/Robert M. DeMichele
                                   -------------------------------
                                   By Robert M. DeMichele
                                   Chairman of the Board


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                     Title                           Date

/s/ Robert M. DeMichele
----------------------     Chairman of the Board         February 28, 1997
Robert M. DeMichele        Principal Executive Officer

/s/ Richard M. Hisey
----------------------     Principal Financial           February 28, 1997
Richard M. Hisey           and Accounting Officer

/s/ Lisa Curcio
----------------------     Principal Compliance          February 28, 1997
Lisa Curcio                Officer


*SMS Chadha                Director                      February 28, 1997
----------------------
 SMS Chadha


*Beverley C. Duer, P.E.    Director                      February 28, 1997
----------------------
 Beverley C. Duer, P.E.


*Barbara R. Evans          Director                      February 28, 1997
----------------------
 Barbara R. Evans

Signature                  Title                                Date

*Lawrence Kantor           Director                      February 28, 1997
----------------------
 Lawrence Kantor


*Jerard F. Maher           Director                      February 28, 1997
----------------------
 Jerard F. Maher


*Andrew M. McCosh          Director                      February 28, 1997
----------------------
 Andrew M. McCosh


*Donald B. Miller          Director                      February 28, 1997
----------------------
 Donald B. Miller


*John G. Preston           Director                      February 28, 1997
----------------------
 John G. Preston


*Margaret W. Russell       Director                      February 28, 1997
----------------------
 Margaret W. Russell




     /s/ Lisa Curcio
*By: ______________________
     Lisa Curcio
     Attorney-in-Fact

                           POWER OF ATTORNEY



KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Lawrence Kantor, Lisa Curcio or Jay Baris, and each of them, his or her true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his or her name, place and stead, in any and all his or her capacities as a director of LEXINGTON
GLOBAL FUND, INC., a Maryland corporation, to sign on his or her or its behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, the Investment Company Act of 1940 and any amendments and supplements thereto, and other documents in connection thereunder, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and this requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

DATED this 27th day of February, 1997.




                                      /s/  S.M.S. Chadha
                                   _____________________________
                                          S.M.S. Chadha

                           POWER OF ATTORNEY



KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Lawrence Kantor, Lisa Curcio or Jay Baris, and each of them, his or her true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his or her name, place and stead, in any and all his or her capacities as a director of LEXINGTON
GLOBAL FUND, INC., a Maryland corporation, to sign on his or her or its behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, the Investment Company Act of 1940 and any amendments and supplements thereto, and other documents in connection thereunder, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and this requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

DATED this 27th day of February, 1997.




                                        /s/ Jerard F. Maher
                                   _____________________________
                                          Jerard F. Maher

                           POWER OF ATTORNEY



KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Lawrence Kantor, Lisa Curcio or Jay Baris, and each of them, his or her true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his or her name, place and stead, in any and all his or her capacities as a director of LEXINGTON
GLOBAL FUND, INC., a Maryland corporation, to sign on his or her or its behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, the Investment Company Act of 1940 and any amendments and supplements thereto, and other documents in connection thereunder, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and this requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

DATED this 27th day of February, 1997.




                                       /s/ Andrew M. McCosh
                                   _____________________________
                                          Andrew M. McCosh